RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.4%
	AUTOMOTIVE - 0.4%
16,588	Ford Motor Company	$ 280,503

	BANKING - 3.7%
16,043	Bank of America Corporation	661,292
4,961	JPMorgan Chase & Company	676,284
67,253	Umpqua Holdings Corporation	1,268,392
		2,605,968
	BIOTECH & PHARMA - 2.0%
13,168	Horizon Therapeutics PLC(a)	1,385,405

	CONSTRUCTION MATERIALS - 2.0%
5,573	Carlisle Companies, Inc.	1,370,512

	CONTAINERS & PACKAGING - 1.4%
14,300	Sealed Air Corporation	957,528

	E-COMMERCE DISCRETIONARY - 2.1%
451	Amazon.com, Inc.(a)	1,470,238

	ELECTRIC UTILITIES - 2.0%
16,652	NextEra Energy, Inc.	1,410,591

	FOOD - 2.1%
6,699	Hershey Company (The)	1,451,204

	HEALTH CARE FACILITIES & SERVICES - 3.9%
5,020	Laboratory Corp of America Holdings(a)	1,323,573
4,185	Molina Healthcare, Inc.(a)	1,396,074
		2,719,647
	INDUSTRIAL REIT - 2.0%
23,320	First Industrial Realty Trust, Inc.	1,443,741

	INDUSTRIAL SUPPORT SERVICES - 4.0%
24,549	Fastenal Company	1,458,210

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 4.0% (Continued)
4,362	Watsco, Inc.	$ 1,328,840
		2,787,050
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
7,931	Nasdaq, Inc.	1,413,304

	INSURANCE - 8.1%
9,723	American Financial Group, Inc.	1,415,863
7,762	Berkshire Hathaway, Inc., Class B(a)	2,739,287
20,349	MetLife, Inc.	1,430,128
		5,585,278
	INTERNET MEDIA & SERVICES - 2.1%
518	Alphabet, Inc., Class A(a)	1,440,739

	MACHINERY - 3.9%
6,369	Caterpillar, Inc.	1,419,141
6,686	Snap-on, Inc.	1,373,839
		2,792,980
	MEDICAL EQUIPMENT & DEVICES - 4.1%
4,946	Danaher Corporation	1,450,810
2,450	Thermo Fisher Scientific, Inc.	1,447,093
		2,897,903
	METALS & MINING - 3.0%
12,717	Alcoa Corporation	1,144,912
20,719	Freeport-McMoRan, Inc.	1,030,563
		2,175,475
	OIL & GAS PRODUCERS - 6.6%
14,425	ConocoPhillips	1,442,500
63,651	Marathon Oil Corporation	1,598,277
20,841	Targa Resources Corporation	1,572,870
		4,613,647
	PUBLISHING & BROADCASTING - 2.3%
23,229	Liberty Media Corp-Liberty Formula One - Series C(a)	1,622,314

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
35,577	American Homes 4 Rent, Class A	$ 1,424,147

	RESIDENTIAL REIT - 2.0%
8,244	Camden Property Trust	1,370,153

	RETAIL - CONSUMER STAPLES - 2.1%
2,535	Costco Wholesale Corporation	1,459,780

	SEMICONDUCTORS - 1.7%
8,988	Applied Materials, Inc.	1,184,618

	SOFTWARE - 1.1%
9,541	Oracle Corporation	789,327

	TECHNOLOGY HARDWARE - 5.1%
7,349	Apple, Inc.	1,283,210
20,944	Cisco Systems, Inc.	1,167,837
22,465	Dell Technologies, Inc., Class C(a)	1,127,518
		3,578,565
	TECHNOLOGY SERVICES - 1.8%
9,377	Paychex, Inc.	1,279,679

	TRANSPORTATION & LOGISTICS - 3.7%
6,303	JB Hunt Transport Services, Inc.	1,265,579
8,660	Landstar System, Inc.	1,306,188
		2,571,767
	WHOLESALE - CONSUMER STAPLES - 4.2%
16,958	Archer-Daniels-Midland Company	1,530,629
13,228	Bunge Ltd.	1,465,795
		2,996,424

	TOTAL COMMON STOCKS (Cost $51,749,934)	57,078,487

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 2.1%
	EQUITY - 2.1%
9,518	iShares S&P 500 Value ETF (Cost $1,419,237)					$ 1,482,143

	SHORT-TERM INVESTMENTS — 8.9%
	MONEY MARKET FUNDS - 8.9%
6,276,552	First American Government Obligations Fund, Class U, 0.20% (Cost $6,276,552)(b)					6,276,552

Contracts(c)
	FUTURE OPTIONS PURCHASED - 1.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 1.0%
41	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	$ 4,300	$ 8,815,000	$ 498,150
270	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	4,650	62,775,000	192,375
	TOTAL CALL OPTIONS PURCHASED (Cost - $380,775)					690,525

	PUT OPTIONS PURCHASED - 0.4%
268	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	$ 3,300	$ 44,220,000	$ 9,380
540	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	3,650	98,550,000	40,500
270	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	3,750	50,625,000	24,975
268	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	4,000	53,600,000	42,880
90	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	4,200	18,900,000	30,375
270	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	4,250	57,375,000	121,500
51	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	4,300	10,965,000	31,238
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,473,663)					300,848

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,854,438)					991,373

	TOTAL INVESTMENTS - 93.8% (Cost $63,300,161)					$ 65,828,555
	CALL OPTIONS WRITTEN - (1.2)% (Proceeds - $353,038)					(842,376)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $3,051,875)					(269,700)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.8%					5,483,837
	NET ASSETS - 100.0%					$ 70,200,316

Contracts(c)
	WRITTEN FUTURE OPTIONS - (1.6)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.2)%
83	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	$ 4,380	$ 18,177,000	$ 714,838

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(c) (continued)
	WRITTEN FUTURE OPTIONS - (1.6)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.2)% (Continued)
179	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	$ 4,650	$ 41,617,500	$ 127,538
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $353,038)					842,376

	PUT OPTIONS WRITTEN - (0.4)%
270	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	$ 3,300	$ 44,550,000	$ 9,450
536	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	3,650	97,820,000	40,200
270	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	3,750	50,625,000	24,975
270	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	4,000	54,000,000	43,200
90	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	4,200	18,900,000	30,375
270	S&P 500 Index Emini Future, Maturing June 2022	WED	04/14/2022	4,250	57,375,000	121,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $3,051,875)					269,700

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $3,404,913)					$ 1,112,076

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
43	CBOE Volatility Index Future			04/20/2022	$ 1,009,167	$ 59,727
120	CBOE Volatility Index Future			05/18/2022	2,998,524	47,336
5	CBOE Volatility Index Future			06/15/2022	127,386	(11,067)
26	CME E-Mini S&P 500 Index Future			06/17/2022	5,889,975	160,875
	TOTAL LONG FUTURES CONTRACTS					256,871

	Open Short Futures Contracts
1	CBOE Volatility Index Future	6/15/2022			25,477	(615)
26	CME E-Mini S&P 500 Index Future	6/17/2022			5,889,975	(235,625)
	TOTAL LONG FUTURES CONTRACTS					(236,240)

TOTAL FUTURES CONTRACTS	$ 20,631

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
WED	-Wedbush Securities

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(c)	Each contract is equivalent to one futures contract.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 48.2%
	MONEY MARKET FUNDS - 48.2%
144,423,701	First American Government Obligations Fund, Class U, 0.20% (Cost $144,423,701)(a)					$ 144,423,701

	TOTAL INVESTMENTS - 48.2% (Cost $144,423,701)					$ 144,423,701
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $161,627)					(41,980)
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $93,714)					(42,705)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 51.8%					155,397,446
	NET ASSETS - 100.0%					$ 299,736,462

Contracts(b)
	WRITTEN FUTURE OPTIONS - 0.0% (c)	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- 0.0%(c)
336	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	$ 4,770	$ 80,136,000	$ 840
280	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/01/2022	4,770	66,780,000	700
240	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/01/2022	4,770	57,240,000	600
336	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,770	80,136,000	840
338	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/06/2022	4,800	80,613,000	845
282	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/06/2022	4,800	67,257,000	705
242	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/06/2022	4,800	57,717,000	605
338	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/06/2022	4,800	80,613,000	845
648	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/08/2022	4,790	154,548,000	6,480
539	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/08/2022	4,790	128,551,500	5,390
464	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/08/2022	4,790	110,664,000	4,640
648	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/08/2022	4,790	154,548,000	6,480
28	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/08/2022	4,800	6,678,000	280
25	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/08/2022	4,800	5,962,500	250
20	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/08/2022	4,800	4,770,000	200
28	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/08/2022	4,800	6,678,000	280
338	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/08/2022	4,845	80,613,000	1,690
282	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/08/2022	4,845	67,257,000	1,410
242	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/08/2022	4,845	57,717,000	1,210
338	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/08/2022	4,845	80,613,000	1,690
338	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/08/2022	4,880	80,613,000	1,690
282	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/08/2022	4,880	67,257,000	1,410
242	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/08/2022	4,880	57,717,000	1,210
338	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/08/2022	4,880	80,613,000	1,690
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $161,627)					41,980

	PUT OPTIONS WRITTEN - 0.0%(c)
28	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	$ 4,035	$ 6,678,000	$ 70
25	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/01/2022	4,035	5,962,500	62
20	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/01/2022	4,035	4,770,000	50
28	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,035	6,678,000	70

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Contracts(b) (continued)
	WRITTEN FUTURE OPTIONS - 0.0% (c)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - 0.0%(c) (Continued)
648	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	$ 4,050	$ 154,548,000	$ 1,620
539	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/01/2022	4,050	128,551,500	1,348
464	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/01/2022	4,050	110,664,000	1,160
648	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,050	154,548,000	1,620
41	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	4,175	9,778,500	205
36	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/01/2022	4,175	8,586,000	180
29	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/01/2022	4,175	6,916,500	145
41	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,175	9,778,500	205
297	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	4,200	70,834,500	1,485
246	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/01/2022	4,200	58,671,000	1,230
213	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/01/2022	4,200	50,800,500	1,065
297	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,200	70,834,500	1,485
338	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	4,290	80,613,000	3,380
282	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/01/2022	4,290	67,257,000	2,820
242	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/01/2022	4,290	57,717,000	2,420
338	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,290	80,613,000	3,380
351	S&P 500 Index Emini Future, Maturing June 2022	ADM	04/01/2022	4,330	83,713,500	5,265
294	S&P 500 Index Emini Future, Maturing June 2022	EDF	04/01/2022	4,330	70,119,000	4,410
251	S&P 500 Index Emini Future, Maturing June 2022	RCG	04/01/2022	4,330	59,863,500	3,765
351	S&P 500 Index Emini Future, Maturing June 2022	FCS	04/01/2022	4,330	83,713,500	5,265
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $93,714)					42,705

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $255,341)					$ 84,685

ADM	ADM Investor Services, Inc.
EDF	ED&F Man Capital Markets, Inc.
FCS	StoneX Group, Inc.
RCG	Rosenthal Collins Group

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(b)	Each contract is equivalent to one futures contract.
(c)	Percentage rounds to greater than (0.1%).

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0%
	APPAREL & TEXTILE PRODUCTS - 8.1%
24,000	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	$ 3,421,920
23,439	NIKE, Inc., Class B	3,153,952
		6,575,872
	ASSET MANAGEMENT - 13.4%
52,500	Blackstone, Inc.	6,664,350
72,500	KKR & Company, Inc.	4,239,075
		10,903,425
	AUTOMOTIVE - 6.0%
4,525	Tesla, Inc.(a)	4,876,140

	E-COMMERCE DISCRETIONARY - 5.3%
1,321	Amazon.com, Inc.(a)	4,306,394

	ELECTRIC UTILITIES - 5.1%
48,500	NextEra Energy, Inc.	4,108,435

	HOUSEHOLD PRODUCTS - 3.4%
10,200	Estee Lauder Companies, Inc. (The), Class A	2,777,664

	INTERNET MEDIA & SERVICES - 13.5%
1,420	Alphabet, Inc., Class A(a)	3,949,517
21,700	Expedia Group, Inc.(a)	4,246,039
7,500	Netflix, Inc.(a)	2,809,425
		11,004,981
	REAL ESTATE SERVICES - 2.6%
23,000	CBRE Group, Inc., Class A(a)	2,104,960

	RETAIL - CONSUMER STAPLES - 7.6%
6,674	Costco Wholesale Corporation	3,843,223
11,050	Target Corporation	2,345,031
		6,188,254
	RETAIL - DISCRETIONARY - 13.0%
12,975	Home Depot, Inc. (The)	3,883,806
18,050	Lowe's Companies, Inc.	3,649,529

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	RETAIL - DISCRETIONARY - 13.0% (Continued)
9,550	RH(a)	$ 3,114,160
		10,647,495
	SEMICONDUCTORS - 5.3%
5,400	Advanced Micro Devices, Inc.(a)	590,436
1,200	ASML Holding N.V. - ADR	801,516
10,700	NVIDIA Corporation	2,919,602
		4,311,554
	SOFTWARE - 5.2%
13,697	Microsoft Corporation	4,222,922

	TECHNOLOGY HARDWARE - 6.1%
28,156	Apple, Inc.	4,916,319

	TECHNOLOGY SERVICES - 4.1%
15,128	Visa, Inc., Class A	3,354,937

	TELECOMMUNICATIONS - 1.3%
8,000	T-Mobile US, Inc.(a)	1,026,800

	TOTAL COMMON STOCKS (Cost $75,242,049)	81,326,152

	TOTAL INVESTMENTS - 100.0% (Cost $75,242,049)	$ 81,326,152
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	23,017
	NET ASSETS - 100.0%	$ 81,349,169

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap

(a)	Non-income producing security.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	OPEN END FUNDS — 84.8%
	ALTERNATIVE - 10.0%
112,009	Catalyst Insider Income Fund, Class I(a)			$ 1,059,606

	FIXED INCOME - 74.8%
44,015	AlphaCentric Income Opportunities Fund, Class I(a)			505,737
174,640	Catalyst Enhanced Income Strategy Fund, Class I(a)			1,884,366
110,992	Catalyst/CIFC Floating Rate Income Fund, Class I(a)			1,054,428
104,152	Catalyst/Stone Beach Income Opportunity Fund, Class I(a)			857,191
97,481	Rational Special Situations Income Fund, Institutional Class(a)			1,859,963
147,477	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)			1,722,542
				7,884,227

	TOTAL OPEN END FUNDS (Cost $8,865,326)			8,943,833

	SHORT-TERM INVESTMENTS — 4.5%
	MONEY MARKET FUNDS - 4.5%
470,777	First American Government Obligations Fund, Class U, 0.20% (Cost $470,777)(b)			470,777

	TOTAL INVESTMENTS - 89.3% (Cost $9,336,103)			$ 9,414,610
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.7%			1,124,034
	NET ASSETS - 100.0%			$ 10,538,644

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation
46	S&P 500 Emini Index Future	06/17/2022	$ 10,420,725	$ 842,835
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Company
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 95.4%
	MONEY MARKET FUNDS - 95.4%
84,775,116	First American Government Obligation s Fund, Class U, 0.20%(a)			$ 84,775,116
	TOTAL SHORT-TERM INVESTMENTS (Cost $84,775,116)			84,775,116

	TOTAL INVESTMENTS - 95.4% (Cost $84,775,116)			$ 84,775,116
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.6%			4,086,424
	NET ASSETS - 100.0%			$ 88,861,540

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
5	Carbon Emissions Future(c)	12/19/2022	$ 423,056	$ 100
44	CBOT Corn Future(c)	05/13/2022	1,647,250	85,125
23	CBOT Soybean Future(c)	05/13/2022	1,860,988	(20,000)
65	CBOT Soybean Meal Future(c)	05/13/2022	3,038,750	(26,280)
31	CBOT Soybean Oil Future(c)	05/13/2022	1,300,884	(41,526)
10	CBOT Wheat Future(c)	05/13/2022	503,000	(36,150)
17	CME Canadian Dollar Currency Future	06/14/2022	1,361,530	760
17	CME E-mini Russell 2000 Index Futures	06/17/2022	1,756,440	40,177
25	CME New Zealand Dollar Currency Future	06/13/2022	1,731,000	10,690
12	CME Nikkei 225 Index Future	06/09/2022	1,655,100	69,025
15	COMEX Copper Future(c)	05/26/2022	1,781,625	8,787
22	COMEX Gold 100 Troy Ounces Future(c)	06/28/2022	4,298,800	49,710
32	Eurex 30 Year Euro BUXL Future	06/08/2022	6,591,880	(91,063)
67	Eurex 5 Year Euro BOBL Future	06/08/2022	9,551,521	(178,517)
6	Eurex DAX Index Future	06/17/2022	2,395,121	8,541
8	Euronext Amsterdam Index Future	04/14/2022	1,281,575	30,312
31	Euronext CAC 40 Index Future	04/14/2022	2,283,245	22,177
62	Euronext Milling Wheat Future(c)	05/10/2022	1,267,230	(6,435)
11	FTSE 100 Index Future	06/17/2022	1,081,707	17,653
7	FTSE/MIB Index Future	06/17/2022	945,027	26,002
31	FVSA index - Mini-Futures on VSTOXX(c)	05/18/2022	95,857	2,496
3	HKG Hang Seng Index Future	04/28/2022	421,088	7,233
18	ICE Brent Crude Oil Future(c)	04/29/2022	1,884,780	(233,540)
17	ICE Gas Oil Future(c)	05/12/2022	1,713,600	(61,675)
19	KCBT Hard Red Winter Wheat Future(c)	05/13/2022	978,263	(68,087)
4	Long Gilt Future	06/28/2022	636,997	1,813
18	MEFF Madrid IBEX 35 Index Future	04/14/2022	1,675,918	11,852
28	Montreal Exchange 10 Year Canadian Bond Future	06/21/2022	2,924,053	(79,559)
17	Montreal Exchange S&P/TSX 60 Index Future	06/16/2022	3,581,910	(17,351)
10	NYBOT CSC C Coffee Future(c)	05/18/2022	849,000	24,037

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	NYBOT CSC Cocoa Future(c)	05/13/2022	$ 26,500	$ 880
22	NYBOT CSC Number 11 World Sugar Future(c)	04/29/2022	480,234	3,260
43	NYBOT CTN Number 2 Cotton Future(c)	05/06/2022	2,917,335	252,430
22	NYMEX Henry Hub Natural Gas Futures(c)	04/27/2022	1,241,240	78,620
20	NYMEX Light Sweet Crude Oil Future(c)	04/20/2022	2,005,600	54,070
11	NYMEX NY Harbor ULSD Futures(c)	04/29/2022	1,552,736	34,860
10	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	04/29/2022	1,323,378	(74,378)
20	SFE S&P ASX Share Price Index 200 Future	06/16/2022	2,798,399	114,067
34	SGX FTSE China A50 Futures Contract	04/28/2022	467,466	1,411
6	SGX Nifty 50 Index Futures	04/28/2022	210,438	1,983
1	SGX Nikkei 225 Stock Index Future	06/09/2022	114,171	12,345
12	TSE TOPIX (Tokyo Price Index) Future	06/09/2022	1,918,916	103,142
	TOTAL FUTURES CONTRACTS			$ 138,997

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
57	CBOT 10 Year US Treasury Note	06/21/2022	$ 7,003,875	$ 154,359
193	CBOT 5 Year US Treasury Note	06/30/2022	22,134,785	386,739
16	CBOT US Long Bond Future	06/21/2022	2,401,008	31,805
23	CME Australian Dollar Currency Future	06/13/2022	1,724,195	(18,235)
12	CME British Pound Currency Future	06/13/2022	984,825	(2,412)
16	CME E-Mini Standard & Poor's 500 Index Future	06/17/2022	3,624,600	(25,712)
12	CME Euro Foreign Exchange Currency Future	06/13/2022	1,664,850	(16,595)
17	CME Japanese Yen Currency Future	06/13/2022	1,750,469	52,505
12	CME Swiss Franc Currency Future	06/13/2022	1,630,650	(12,719)
13	COMEX Silver Future(c)	05/26/2022	1,633,645	8,330
133	Eurex 10 Year Euro BUND Future	06/08/2022	23,345,260	227,243
5	Eurex EURO STOXX 50 Future	06/17/2022	211,473	(1,730)
7	Euro-BTP Italian Bond Futures	06/08/2022	1,071,103	973
5	French Government Bond Futures	06/08/2022	838,091	23,095
50	NYMEX Platinum Future(c)	07/27/2022	2,489,500	3,155
	TOTAL FUTURES CONTRACTS			$ 810,801

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares				Fair Value
	COMMON STOCKS — 7.2%
	ASSET MANAGEMENT - 2.0%
107,818	Sixth Street Specialty Lending, Inc.			$ 2,511,081

	ELECTRIC UTILITIES - 1.1%
13,588	American Electric Power Company, Inc.			1,355,675

	OIL & GAS PRODUCERS - 4.1%
21,200	Pioneer Natural Resources Company			5,300,636

	TOTAL COMMON STOCKS (Cost $8,043,920)			9,167,392

		Dividend Rate (%)	Maturity
	PREFERRED STOCKS — 37.3%
	ASSET MANAGEMENT - 3.3%
17,000	AMG Capital Trust II	2.5800	10/15/2037	896,240
44,200	KKR & Company, Inc.	6.0000	9/15/2023	3,284,502
				4,180,742
	BANKING - 3.6%
1,748	Bank of America Corporation	7.2500	Perpetual	2,294,250
1,683	Wells Fargo & Company - Series L	7.5000	Perpetual	2,229,975
				4,524,225
	ELECTRIC UTILITIES - 9.7%
35,566	Dominion Energy, Inc.	7.2500	6/1/2022	3,611,727
34,713	NextEra Energy, Inc.	4.8720	9/1/2022	2,144,916
25,118	NextEra Energy, Inc.	5.2790	3/1/2023	1,309,904
21,800	NextEra Energy, Inc.	6.2190	9/1/2023	1,145,372
75,113	Southern Company (The) - Series 2019	6.7500	8/1/2022	4,101,921
				12,313,840
	GAS & WATER UTILITIES - 4.4%
46,200	NiSource, Inc.	7.7500	3/1/2024	5,531,988

	MACHINERY - 1.9%
27,790	Stanley Black & Decker, Inc.	5.25	Perpetual	2,443,019

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Dividend Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 37.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 11.0%
102,100	Becton Dickinson and Company	6.0000	6/1/2023	$ 5,392,921
36,635	Boston Scientific Corporation	5.5000	6/1/2023	4,262,849
2,745	Danaher Corporation	5.0000	4/1/2023	4,311,023
				13,966,793
	SEMICONDUCTORS - 3.4%
2,224	Broadcom, Inc.	8.0000	9/30/2022	4,366,046

	TOTAL PREFERRED STOCKS (Cost $44,151,464)			47,326,653

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 49.2%
	ASSET MANAGEMENT — 5.6%
4,700,000	Ares Capital Corporation	4.6250	03/01/24	5,306,751
1,690,886	New Mountain Finance Corporation	5.7500	08/15/23	1,784,942
				7,091,693
	AUTOMOTIVE — 1.2%
1,820,000	Fisker, Inc.(a)	2.5000	09/15/26	1,532,213

	E-COMMERCE DISCRETIONARY — 1.4%
1,960,000	Etsy, Inc.(a)	0.2500	06/15/28	1,741,460

	ENGINEERING & CONSTRUCTION — 1.0%
600,000	KBR, Inc.	2.5000	11/01/23	1,302,000

	HEALTH CARE FACILITIES & SERVICES — 2.7%
490,000	Anthem, Inc.	2.7500	10/15/42	3,419,367

	INTERNET MEDIA & SERVICES — 5.6%
780,000	Booking Holdings, Inc.	0.7500	05/01/25	1,125,540
4,955,000	Expedia Group, Inc.(b)	0.0000	02/15/26	6,026,767
				7,152,307
	MEDICAL EQUIPMENT & DEVICES — 7.4%
3,260,000	Dexcom, Inc.	0.2500	11/15/25	3,722,512

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 49.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 7.4% (Continued)
2,360,000	Insulet Corporation	0.3750	09/01/26	$ 3,128,179
2,630,000	NuVasive, Inc.	1.0000	06/01/23	2,600,413
				9,451,104
	SEMICONDUCTORS — 5.1%
3,130,000	ON Semiconductor Corporation(a),(b)	0.0000	05/01/27	4,234,890
1,610,000	Silicon Laboratories, Inc.	0.6250	06/15/25	2,210,691
				6,445,581
	SOFTWARE — 10.9%
4,105,000	CyberArk Software Ltd.(b)	0.0000	11/15/24	5,087,737
520,000	Palo Alto Networks, Inc.	0.3750	06/01/25	1,095,120
2,970,000	PROS Holdings, Inc.	1.0000	05/15/24	2,747,250
5,180,000	Splunk, Inc.	1.1250	06/15/27	4,946,900
				13,877,007
	TECHNOLOGY HARDWARE — 3.4%
4,463,080	Western Digital Corporation B	1.5000	02/01/24	4,306,872

	TECHNOLOGY SERVICES — 3.4%
3,920,928	Euronet Worldwide, Inc.	0.7500	03/15/49	4,362,032

	TRANSPORTATION EQUIPMENT — 1.5%
1,691,118	Meritor, Inc.	3.2500	10/15/37	1,852,789

	TOTAL CONVERTIBLE BONDS (Cost $59,732,976)			62,534,425
Shares
	SHORT-TERM INVESTMENTS — 6.9%
	MONEY MARKET FUNDS - 6.9%
8,708,827	First American Government Obligations Fund, Class U, 0.20% (Cost $8,708,827)(c)			8,708,827

	TOTAL INVESTMENTS - 100.6% (Cost $120,637,187)			$ 127,737,297
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%			(746,789)
	NET ASSETS - 100.0%			$ 126,990,508

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

LTD	- Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 7,508,563 or 5.9% of net assets.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3%
	AGENCY CMBS — 0.3%
28,956,038	Ginnie Mae Strip(a)		1.4000	09/16/45	$ 2,541,992
1,960,131	Government National Mortgage Association(a),(b)		0.0240	08/16/48	4,007
					2,545,999
	CDO — 2.3%
337,771	Ansonia CDO 2006-1 Ltd.(c),(d)	US0001M + 0.300%	0.4150	07/28/46	323,493
171,877	Ansonia CDO 2006-1 Ltd.(c)		5.7020	07/28/46	168,057
1,645,921	Aspen Funding I Ltd.(c),(i)		9.0600	07/10/37	1,690,125
10,000,000	Bleecker Structured Asset Funding Ltd. (i)		1.1140	04/01/35	993,990
8,379,269	Capitalsource Real Estate Loan Trust(c),(d)	US0003M + 0.650%	0.8810	01/20/37	7,959,074
5,686,861	Fulton Street CDO Ltd.(c),(d),(i)	US0003M + 0.420%	0.6740	04/20/32	3,718,940
3,339,683	Nomura CRE CDO 2007-2 Ltd.(c),(d)	US0003M + 0.450%	0.9300	05/21/42	837,579
2,054,811	RAIT CRE CDO I Ltd.(c),(d)	US0001M + 0.850%	1.2990	11/20/46	1,529,307
2,000,000	Taberna Preferred Funding II Ltd.(c),(d),(i)	US0003M + 0.650%	0.9650	11/05/35	1,100,000
447,937	Wachovia Repackaged Asset Participating Securities(c),(d),(h)	US0003M + 0.550%	0.8890	02/08/35	416,581
684,919	Wachovia Repackaged Asset Participating Securities(c),(d),(h)	US0003M + 0.550%	0.8890	02/08/35	568,483
					19,305,629
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8%
190,660	ABN Amro Mortgage Corporation		5.7500	12/25/32	187,414
45,657	Adjustable Rate Mortgage Trust 2004-5(b)		2.6280	04/25/35	45,968
163,731	Adjustable Rate Mortgage Trust 2005-10(d)	US0001M + 0.540%	0.9970	01/25/36	159,041
844,932	Adjustable Rate Mortgage Trust 2005-10(b)		2.6100	01/25/36	790,117
328,842	Adjustable Rate Mortgage Trust 2005-10(b)		2.6100	01/25/36	310,849
116,695	Adjustable Rate Mortgage Trust 2005-10(b)		2.7380	01/25/36	109,056
215,516	Adjustable Rate Mortgage Trust 2005-2(b)		2.7630	06/25/35	214,657
96,888	Adjustable Rate Mortgage Trust 2005-4(b)		2.4550	08/25/35	76,351
596,575	Adjustable Rate Mortgage Trust 2005-5(b)		2.5830	09/25/35	556,193
236,056	Adjustable Rate Mortgage Trust 2005-6A(d)	US0001M + 0.520%	0.9770	11/25/35	220,972
165,797	Adjustable Rate Mortgage Trust 2005-6A(d)	US0001M + 0.540%	0.9970	11/25/35	155,205
13,893	Alternative Loan Trust 2003-4CB		5.7500	04/25/33	13,977
93,099	Alternative Loan Trust 2003-J3		5.2500	11/25/33	91,861
515,691	Alternative Loan Trust 2004-2CB		5.0000	08/25/54	512,135
76,348	Alternative Loan Trust 2005-17(d)	US0001M + 0.560%	1.0170	07/25/35	51,952
732,680	Alternative Loan Trust 2005-43(b)		3.3630	09/25/35	690,205

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
92,976	Alternative Loan Trust 2005-51(d)	US0001M + 0.600%	1.0470	11/20/35	$ 88,546
55,464	Alternative Loan Trust 2005-63(b)		3.3640	12/25/35	54,298
452,936	Alternative Loan Trust 2006-32CB(d)	US0001M + 0.670%	1.1270	11/25/36	238,886
751,874	Alternative Loan Trust 2006-32CB(a),(d)	US0001M + 5.330%	4.8730	11/25/36	103,714
1,417,798	Alternative Loan Trust 2006-J6(d)	US0001M + 0.500%	0.9570	09/25/36	661,603
1,729,713	Alternative Loan Trust 2006-J6(a),(d)	US0001M + 5.500%	5.0430	09/25/36	266,318
217,123	Alternative Loan Trust 2006-OA7(d)	US0001M + 0.420%	0.8770	06/25/46	171,261
332,242	Alternative Loan Trust 2007-5CB(e)		0.0000	04/25/37	93,293
409,511	Alternative Loan Trust 2007-5CB(a),(d)	US0001M + 5.650%	5.1930	04/25/37	87,483
426,126	American Home Mortgage Assets Trust 2006-1(d)	US0001M + 0.190%	0.6470	05/25/46	373,403
24,609	American Home Mortgage Investment Trust 2004-1(d)	US0001M + 0.900%	1.3570	04/25/44	24,523
50,633	American Home Mortgage Investment Trust 2004-3 Class IV-A(d)	US0006M + 1.500%	1.8450	10/25/34	51,052
32,517	American Home Mortgage Investment Trust 2004-4 Class 6A1(f)		6.0000	02/25/45	32,858
34,048	American Home Mortgage Investment Trust 2005-1(d)	US0006M + 2.000%	2.4440	06/25/45	34,584
5,096,032	American Home Mortgage Investment Trust 2005-2(f)		5.8280	09/25/35	4,272,012
1,003,316	American Home Mortgage Investment Trust 2005-4(d)	US0006M + 1.750%	2.5790	11/25/45	563,926
429,333	American Home Mortgage Investment Trust 2006-2(d)	US0001M + 0.220%	0.6770	06/25/36	26,036
658,592	American Home Mortgage Investment Trust 2006-3(d)	US0001M + 0.380%	0.8370	12/25/46	653,086
1,319,613	American Home Mortgage Investment Trust 2007-1(d)	US0001M + 0.160%	0.6170	05/25/47	940,537
683,878	Banc of America Alternative Loan Trust 2006-4(d)	US0001M + 0.850%	1.3070	05/25/46	600,121
690,141	Banc of America Alternative Loan Trust 2006-4(a),(d)	US0001M + 5.150%	4.6930	05/25/46	73,235
374,790	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	361,354
302,458	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	292,868
350,042	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	337,493
528,460	Banc of America Funding 2004-B Trust(b)		2.1330	12/20/34	468,167
63,925	Banc of America Funding 2005-8 Trust(e)		0.0000	01/25/36	44,846
241,266	Banc of America Funding 2005-B Trust(b)		2.7080	04/20/35	228,698
1,820,088	Banc of America Funding 2005-E Trust(b)		2.8970	05/20/35	1,760,424
130,329	Banc of America Funding 2005-E Trust(d)	COF 11 + 1.430%	1.6530	06/20/35	109,304
1,775,767	Banc of America Funding 2006-A Trust(b)		2.6320	02/20/36	1,754,957
1,226,284	Banc of America Funding 2006-A Trust(b)		2.7370	02/20/36	1,175,635
186,698	Banc of America Funding 2006-B Trust(b)		2.3720	03/20/36	182,976
523,867	Banc of America Funding 2006-B Trust(b)		2.6400	03/20/36	473,323

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
190,987	Banc of America Funding 2006-C Trust(b)		2.9040	04/20/36	$ 186,357
181,565	Banc of America Funding 2006-D Trust(b)		3.4990	05/20/36	176,490
503,784	Banc of America Funding 2006-F Trust(b)		2.6570	07/20/36	492,504
38,988	Banc of America Funding 2006-G Trust(d)	US0012M + 1.750%	3.0810	07/20/36	38,757
123,734	Banc of America Funding 2006-I Trust(b)		2.3950	10/20/46	108,916
74,676	Banc of America Funding 2007-4 Trust		5.5000	11/25/34	72,176
135,485	Banc of America Funding 2007-7 Trust(e)		0.0000	09/25/37	74,913
493,501	Banc of America Funding 2007-8 Trust		6.0000	09/25/22	354,630
161,812	Banc of America Funding 2007-C Trust(d)	US0001M + 0.540%	0.9890	05/20/47	156,586
124,513	Banc of America Funding 2016-R2 Trust(b),(c)		4.7000	05/01/33	122,068
1,867,697	Banc of America Funding Corporation(b)		3.7020	09/25/48	1,857,045
57,708	Banc of America Mortgage 2005-A Trust(b)		2.5750	02/25/35	59,189
466,478	Banc of America Mortgage 2005-G Trust(b)		3.0670	08/25/35	456,951
1,099,631	Banc of America Mortgage 2005-I Trust(b)		2.1580	10/25/35	1,080,298
112,995	Banc of America Mortgage 2006-A Trust(b)		3.3150	02/25/36	99,583
97,075	Banc of America Mortgage 2006-B Trust(b)		2.8020	11/20/46	91,409
26,430	Banc of America Mortgage Trust 2005-3		5.5000	03/25/35	25,204
45,608	Bank of America Mortgage 2002-J Trust(b)		3.3910	09/25/32	45,335
2,376,358	BCAP, LLC 2009-RR10 Trust(b),(c)		6.0000	02/26/36	2,372,718
2,725,854	BCAP, LLC 2010-RR11-I Trust(b),(c)		2.8370	06/27/36	2,658,114
2,783,396	BCAP, LLC 2011-RR4-I Trust(c)		5.2500	04/26/37	1,863,859
4,211,534	BCAP, LLC 2013-RR7 Trust(b),(c)		2.8830	12/27/34	3,965,592
140,761	BCAP, LLC Trust 2007-AA2		6.0000	04/25/22	139,572
15,763	Bear Stearns ALT-A Trust 2004-9(b)		3.3490	09/25/34	17,136
4,520,680	Bear Stearns ALT-A Trust 2005-10(d)	US0001M + 0.500%	0.9570	01/25/36	6,564,348
108,181	Bear Stearns ALT-A Trust 2005-10(b)		2.9320	01/25/36	104,677
79,791	Bear Stearns ALT-A Trust 2005-4(b)		2.5330	05/25/35	79,259
3,310,154	Bear Stearns ALT-A Trust 2006-1(d)	US0001M + 0.480%	0.9370	02/25/36	3,330,569
2,188,823	Bear Stearns ALT-A Trust 2006-2(d)	US0001M + 0.440%	0.8970	04/25/36	3,192,836
217,435	Bear Stearns ALT-A Trust 2006-3(d)	US0001M + 0.380%	0.8370	05/25/36	232,180
99,346	Bear Stearns ALT-A Trust 2006-3(b)		3.0720	05/25/36	76,466
467,920	Bear Stearns ALT-A Trust 2006-3(b)		3.1650	05/25/36	293,479
45,126	Bear Stearns ALT-A Trust II 2007-1(b)		3.0880	09/25/47	28,326
48,808	Bear Stearns ARM Trust 2003-8(b)		2.3210	01/25/34	47,828

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
11,613	Bear Stearns ARM Trust 2004-1(b)		2.0060	04/25/34	$ 11,572
66,878	Bear Stearns ARM Trust 2004-10(b)		3.0200	01/25/35	68,666
406,359	Bear Stearns ARM Trust 2004-9(b)		3.4730	11/25/34	396,174
261,471	Bear Stearns ARM Trust 2005-3(b)		3.0060	06/25/35	263,974
340,559	Bear Stearns ARM Trust 2005-6(b)		2.3280	08/25/35	336,885
40,108	Bear Stearns ARM Trust 2005-8(b),(c)		3.3520	08/25/35	38,651
1,022,965	Bear Stearns ARM Trust 2006-4(b)		2.8140	10/25/36	987,516
58,203	Bear Stearns ARM Trust 2007-5(b)		3.1150	08/25/47	57,008
3,489,012	Bear Stearns ARM Trust 2007-5(b)		3.1700	08/25/47	3,448,674
184,293	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 1.000%	1.4570	08/25/35	133,044
13,146	Bear Stearns Asset Backed Securities Trust(f)		5.2500	10/25/33	13,224
34,590	Bear Stearns Asset Backed Securities Trust(f)		5.7500	10/25/33	35,986
1,126,747	Bear Stearns Mortgage Funding Trust 2006-SL5(d)	US0001M + 0.300%	0.7570	12/25/36	1,211,795
87,117	Bear Stearns Mortgage Securities, Inc.(b)		6.3280	03/25/31	85,923
14,884	Bear Stearns Mortgage Securities, Inc.(b)		6.3280	03/25/31	14,687
37,604,245	CBASS 1248MKAB1 DEL TR 2011-1(c),(d)	US0001M + 0.460%	1.0040	02/25/37	1,164,314
196,067	Chase Mortgage Finance Trust Series 2005-S1		5.0000	05/25/35	196,013
1,227,600	ChaseFlex Trust Series 2005-2		7.5000	06/25/35	933,113
43,400	CHL Mortgage Pass-Through Trust 2003-56(b)		2.4740	12/25/33	43,015
294,063	CHL Mortgage Pass-Through Trust 2004-2(b)		2.7310	02/25/34	279,296
370,842	CHL Mortgage Pass-Through Trust 2004-5		5.0000	05/25/34	369,812
1,785,626	CHL Mortgage Pass-Through Trust 2004-7(b)		1.9690	05/25/34	551,770
107,623	CHL Mortgage Pass-Through Trust 2004-7(b)		4.7430	06/25/34	108,211
51,904	CHL Mortgage Pass-Through Trust 2004-8(e)		0.0000	07/25/34	39,530
2,582	CHL Mortgage Pass-Through Trust 2005-11(d)	US0001M + 0.320%	0.7770	04/25/35	1,453
159,281	CHL Mortgage Pass-Through Trust 2005-15		5.1000	08/25/35	158,487
2,340	CHL Mortgage Pass-Through Trust 2005-7(d)	US0001M + 0.720%	1.1770	03/25/35	836
137,823	CHL Mortgage Pass-Through Trust 2005-HYB6(b)		2.1780	10/20/35	132,915
265,042	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	189,517
117,940	Citicorp Mortgage Securities Trust Series 2006-1		6.0000	02/25/36	117,695
327,307	Citicorp Mortgage Securities, Inc.		5.5000	03/25/35	317,436
19,533	Citigroup Global Markets Mortgage Securities VII,(b)		2.6110	10/25/23	19,309
146,717	Citigroup Mortgage Loan Trust 2004-HYB2(b)		2.5690	03/25/34	145,592
52,201	Citigroup Mortgage Loan Trust 2005-11(d)	H15T1Y + 2.400%	2.4800	11/25/35	51,789

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
650,958	Citigroup Mortgage Loan Trust 2006-AR2(b)		2.5500	03/25/36	$ 625,009
110,241	Citigroup Mortgage Loan Trust 2006-AR5(b)		2.5950	07/25/36	101,587
1,903,515	Citigroup Mortgage Loan Trust 2008-RR1(c),(d)	US0001M + 0.070%	0.5270	01/25/37	1,805,723
440,900	Citigroup Mortgage Loan Trust 2010-8(b),(c)		2.9750	11/19/35	391,688
40,975	Citigroup Mortgage Loan Trust 2013-8(b),(c)		2.9140	05/25/35	36,676
391,503	Citigroup Mortgage Loan Trust 2013-8(b),(c)		2.6680	11/25/36	312,427
340,061	Citigroup Mortgage Loan Trust 2019-C(c),(f)		3.2280	09/25/59	339,735
910,664	Citigroup Mortgage Loan Trust, Inc.(c),(d)	US0001M + 0.400%	0.8570	01/25/29	855,243
72,584	Citigroup Mortgage Loan Trust, Inc.		8.0000	08/25/34	74,930
1,057,362	Citigroup Mortgage Loan Trust, Inc.		5.7500	11/25/35	938,012
93,060	CitiMortgage Alternative Loan Trust Series 2007-A1(e)		0.0000	01/25/37	57,052
193,595	CitiMortgage Alternative Loan Trust Series 2007-A1(a),(d)	US0001M + 5.400%	4.9430	01/25/37	21,423
20,261	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	19,646
31,827,712	COMM 2007-C9 Mortgage Trust(a),(b),(c)		0.0560	12/10/49	400,475
585,293	Credit Suisse First Boston Mortgage Securities		5.5000	08/25/25	541,589
310,096	Credit Suisse First Boston Mortgage Securities(b),(c)		0.7180	03/25/32	295,281
139,387	Credit Suisse First Boston Mortgage Securities(b)		7.0000	06/25/32	135,400
28,643	Credit Suisse First Boston Mortgage Securities(b)		2.0560	11/25/32	25,348
112,321	Credit Suisse First Boston Mortgage Securities(b)		2.0560	11/25/32	112,639
24,312	Credit Suisse First Boston Mortgage Securities(b)		6.9470	12/25/32	24,738
79,113	Credit Suisse First Boston Mortgage Securities(b)		5.6730	04/25/33	71,923
147,525	Credit Suisse First Boston Mortgage Securities		6.5000	04/25/33	147,236
36,526	Credit Suisse First Boston Mortgage Securities		6.5000	09/25/33	36,964
52,528	Credit Suisse First Boston Mortgage Securities		5.0000	09/25/34	52,023
352,990	Credit Suisse First Boston Mortgage Securities		5.2500	01/25/36	347,811
2,525	CSFB Mortgage-Backed Pass-Through Certificates		5.0000	11/25/28	2,497
624,730	CSFB Mortgage-Backed Pass-Through Certificates		7.0000	10/25/32	629,555
167,003	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 2.900%	3.3570	07/25/33	165,454
74,463	CSFB Mortgage-Backed Pass-Through Certificates		5.5000	11/25/33	74,686
223,009	CSFB Mortgage-Backed Pass-Through Certificates		6.0000	11/25/33	222,316
130,537	CSFB Mortgage-Backed Pass-Through Certificates		6.5000	12/25/33	130,476
14,841	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.4300	01/25/34	14,963
150,568	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.1340	06/25/34	152,669
8,703	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.3650	06/25/34	9,041

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
800,961	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 0.350%	0.8070	10/25/35	$ 682,525
7,659,426	CSFB Mortgage-Backed Pass-Through Certificates		6.5000	11/25/35	1,945,728
61,693	CSFB Mortgage-Backed Trust Series 2004-AR6(b)		2.5400	10/25/34	62,438
2,258,282	CSMC Mortgage-Backed Trust 2006-9		6.5000	11/25/36	1,926,115
576,516	CSMC Mortgage-Backed Trust 2007-1		6.0000	02/25/37	439,525
186,074	CSMC Mortgage-Backed Trust 2007-3(d)	US0001M + 0.250%	0.7070	04/25/37	157,834
382,071	CSMC Mortgage-Backed Trust 2007-3		5.0000	04/25/37	361,162
717,236	CSMC Mortgage-Backed Trust 2007-3(b)		5.8370	04/25/37	240,973
235,280	CSMC Mortgage-Backed Trust 2007-4(d)	US0001M + 0.400%	0.8570	06/25/37	160,758
2,334,714	CSMC Mortgage-Backed Trust 2007-4		6.0000	06/25/37	454,188
52,809	CSMC Mortgage-Backed Trust 2007-5		6.0000	04/25/29	51,048
122,633	CSMC Series 2011-6R(b),(c)		3.2830	04/28/37	122,428
142,934	CSMC Series 2014-4R(c),(d)	US0001M + 0.200%	0.3870	02/27/36	134,227
203,276	Deutsche Alt-B Securities Inc Mortgage Loan Trust(b)		4.9320	06/25/36	194,191
145,698	Deutsche Alt-B Securities Mortgage Loan Trust(f)		5.8650	02/25/36	144,427
35,770	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1(b)		5.5000	09/25/33	31,148
413,938	Deutsche Mortgage Securities Inc Mortgage Loan(c),(d)	US0001M + 0.280%	0.6770	04/15/36	378,390
113,095	Deutsche Mortgage Securities Inc Mortgage Loan(c),(d)	US0001M + 0.280%	0.6770	04/15/36	103,383
70,057	Deutsche Mortgage Securities Inc Mortgage Loan(c),(d)	US0001M + 0.290%	0.6870	04/15/36	63,327
14,389	DSLA Mortgage Loan Trust 2004-AR1(d)	US0001M + 0.840%	1.2890	09/19/44	13,701
1,268,503	DSLA Mortgage Loan Trust 2004-AR2(d)	US0001M + 0.800%	1.2490	11/19/44	1,124,213
361,309	DSLA Mortgage Loan Trust 2004-AR2(d)	US0001M + 0.800%	1.2490	11/19/44	344,368
2,655,190	DSLA Mortgage Loan Trust 2007-AR1(d)	US0001M + 0.140%	0.5890	04/19/47	2,341,207
122,936	Fannie Mae Interest Strip(a),(i)		6.5000	10/25/23	4,403
368,085	Fannie Mae Interest Strip(a),(b)		3.5000	04/25/27	16,755
182,319	Fannie Mae Interest Strip(a)		6.0000	01/25/35	33,815
418,007	Fannie Mae Interest Strip(a)		4.5000	08/25/35	60,871
280,409	Fannie Mae Interest Strip(a),(b)		5.0000	03/25/38	43,595
548,161	Fannie Mae Interest Strip(a)		5.0000	01/25/40	101,327
500,163	Fannie Mae REMICS(a),(d)	US0001M + 6.500%	6.0430	05/25/40	26,536
413,664	Fannie Mae REMICS(a),(d)	US0001M + 6.150%	5.6930	01/25/49	51,963
1,401,840	Fannie Mae Trust 2003-W6(a),(d)	US0001M + 7.600%	7.1430	09/25/42	245,352
185,692	First Horizon Alternative Mortgage Securities(b)		2.5440	12/25/34	186,205
387,496	First Horizon Alternative Mortgage Securities(b)		2.2810	02/25/35	363,444

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
33,229	First Horizon Alternative Mortgage Securities(b)		2.7710	03/25/35	$ 23,527
917,072	First Horizon Alternative Mortgage Securities(b)		2.0000	05/25/35	538,445
1,112	First Horizon Alternative Mortgage Securities(b),(h)		0.0000	07/25/36	—
675,767	First Horizon Mortgage Pass-Through Trust(b)		2.6250	01/25/36	490,601
27,257	First Horizon Mortgage Pass-Through Trust 2000-H(b)		2.3460	05/25/30	26,535
26,567	First Horizon Mortgage Pass-Through Trust 2000-H(b)		2.3500	05/25/30	25,194
83,144	First Horizon Mortgage Pass-Through Trust 2004-FL1(d)	US0001M + 0.270%	0.7270	02/25/35	77,915
271,378	First Horizon Mortgage Pass-Through Trust 2005-AR4(b)		2.9370	10/25/35	269,612
58,288	First Horizon Mortgage Pass-Through Trust 2007-AR2(b)		3.2890	07/25/37	42,469
411,755	Freddie Mac REMICS(a),(d)	US0001M + 6.000%	5.6030	11/15/40	64,213
341,836	Freddie Mac Strips(a)		6.0000	06/15/39	90,770
384,119	Freddie Mac Strips(a),(b)		4.5000	05/15/49	76,293
3,356,716	Freddie Mac Structured Pass-Through Certificates(a),(b)		0.5240	05/25/43	69,744
765,235	Global Mortgage Securitization Ltd.(c),(d)	US0001M + 0.320%	0.7770	11/25/32	732,052
220,674	GMACM Mortgage Loan Trust 2004-J2(e)		0.0000	06/25/34	185,544
2,480,613	GMACM Mortgage Loan Trust 2005-AR4(b)		3.5590	07/19/35	2,381,738
121,023	GMACM Mortgage Loan Trust 2005-AR6(b)		2.9750	11/19/35	102,238
626,705	Government National Mortgage Association(a),(f)		4.0000	09/16/25	23,849
214,374	Government National Mortgage Association(a),(d)	US0001M + 7.550%	7.1010	02/20/33	17,040
206,155	Government National Mortgage Association(a)		5.0000	05/20/34	27,115
209,047	Government National Mortgage Association(a)		5.0000	10/20/39	36,049
162,560	Government National Mortgage Association(a),(d)	US0001M + 5.400%	4.9510	05/20/41	18,178
194,012	Government National Mortgage Association(a),(d)	US0001M + 5.450%	5.0010	06/20/41	22,112
638,579	GreenPoint Mortgage Funding Trust 2005-AR4(d)	US0001M + 0.520%	0.9770	10/25/45	640,512
343,528	GreenPoint Mortgage Funding Trust 2005-AR5(d)	US0001M + 0.540%	0.9970	11/25/45	311,937
335,720	GreenPoint Mortgage Funding Trust 2005-AR5(d)	US0001M + 0.560%	1.0170	11/25/45	266,147
960,730	GreenPoint Mortgage Funding Trust 2006-AR2(d)	12MTA + 2.000%	2.1410	03/25/36	945,964
80,973	GreenPoint Mortgage Funding Trust 2006-AR3(d)	US0001M + 0.420%	0.8770	04/25/36	78,322
626,615	GreenPoint Mortgage Loan Trust 2004-1(d)	US0001M + 1.150%	1.6070	10/25/34	578,901
400,236	GreenPoint MTA Trust 2005-AR3(d)	US0001M + 0.480%	0.9370	08/25/45	334,908
184,252	GSMPS Mortgage Loan Trust(b),(c)		7.7500	05/19/27	181,728
86,049	GSMPS Mortgage Loan Trust(b),(c)		5.2320	09/19/27	85,276
57,588	GSMPS Mortgage Loan Trust(b),(c)		8.0000	09/19/27	55,695
187,677	GSMPS Mortgage Loan Trust(b),(c)		8.0000	09/19/27	188,294

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
520,046	GSMPS Mortgage Loan Trust 2001-2(b),(c)		7.5000	06/19/32	$ 496,504
134,706	GSR Mortgage Loan Trust 2003-1(b)		2.3380	03/25/33	130,169
20,283	GSR Mortgage Loan Trust 2003-1(d)	H15T1Y + 1.750%	2.8800	03/25/33	20,591
126,969	GSR Mortgage Loan Trust 2003-3F(b)		5.9700	04/25/33	127,018
202,500	GSR Mortgage Loan Trust 2003-4F(b)		5.9190	05/25/33	204,735
7,427	GSR Mortgage Loan Trust 2004-10F		4.5000	09/25/34	7,413
34,071	GSR Mortgage Loan Trust 2004-13F		6.0000	11/25/34	34,421
237,322	GSR Mortgage Loan Trust 2004-15F(d)	US0001M + 0.300%	0.7570	12/25/34	223,119
15,470	GSR Mortgage Loan Trust 2004-8F		6.0000	09/25/34	15,468
22,504	GSR Mortgage Loan Trust 2005-5F		5.5000	06/25/35	23,158
66,748	GSR Mortgage Loan Trust 2005-7F		5.5000	09/25/35	66,258
469,205	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	474,111
108,402	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	109,536
239,402	GSR Mortgage Loan Trust 2005-AR5(b)		2.5320	10/25/35	236,020
15,648	GSR Mortgage Loan Trust 2005-AR6 Series 2005-AR6-1 Class 1A-1(b)		2.7530	09/25/35	15,713
20,958	GSR Mortgage Loan Trust 2005-AR6(b)		2.9080	09/25/35	20,948
74,825	GSR Mortgage Loan Trust 2005-AR7(b)		2.3370	11/25/35	71,176
459,423	GSR Mortgage Loan Trust 2005-AR7(b)		3.1410	11/25/35	432,046
1,460,004	GSR Mortgage Loan Trust 2006-10F		5.7500	12/25/36	2,755,465
1,295,481	GSR Mortgage Loan Trust 2006-1F(d)	US0001M + 0.950%	1.4070	02/25/36	2,175,711
1,864,463	GSR Mortgage Loan Trust 2006-2F		5.7500	02/25/36	1,819,590
2,203,049	GSR Mortgage Loan Trust 2006-2F		5.7500	02/25/36	2,150,027
100	GSR Mortgage Loan Trust 2006-4F (h)		5.5000	05/25/36	1,065,000
55,363	GSR Mortgage Loan Trust 2006-7F		6.0000	08/25/36	3,353,285
771,876	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	1,327,558
430,961	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	511,667
607,800	GSR Mortgage Loan Trust 2007-1F		6.0000	01/25/37	496,894
1,866,762	GSR Mortgage Loan Trust 2007-3F		5.7500	05/25/37	3,061,607
75,255	GSR Mortgage Loan Trust 2007-4F		5.0000	07/25/37	105,339
2,877,562	GSR Mortgage Loan Trust 2007-4F		5.7500	07/25/37	4,471,039
798,550	GSR Mortgage Loan Trust 2007-AR1(b)		2.5240	03/25/37	735,332
78,780	HarborView Mortgage Loan Trust 2003-1(b)		2.1100	05/19/33	63,263
350,924	HarborView Mortgage Loan Trust 2004-1(b)		2.2720	04/19/34	284,564
1,896,722	HarborView Mortgage Loan Trust 2004-8(d)	US0001M + 0.800%	1.2490	11/19/34	1,808,771

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
109,567	HarborView Mortgage Loan Trust 2004-9(d)	US0001M + 0.780%	1.2290	12/19/34	$ 101,936
3,844	HarborView Mortgage Loan Trust 2005-1(d)	US0001M + 0.660%	1.1090	03/19/35	2,705
311,379	HarborView Mortgage Loan Trust 2005-14(b)		2.4810	12/19/35	298,365
28,348	HarborView Mortgage Loan Trust 2005-14(b)		2.5060	12/19/35	26,953
1,005,293	HarborView Mortgage Loan Trust 2005-16(d)	12MTA + 2.000%	2.1410	01/19/37	857,927
2,420,706	HarborView Mortgage Loan Trust 2005-2(d)	US0001M + 0.520%	0.9690	05/19/35	988,359
69,432	HarborView Mortgage Loan Trust 2005-4(b)		2.5890	07/19/35	67,218
22,362	HarborView Mortgage Loan Trust 2005-8(d)	US0001M + 0.660%	1.1090	09/19/35	17,759
29,855	Impac CMB Trust Series 2003-11(d)	US0001M + 4.500%	4.9570	10/25/33	29,414
2,408	Impac CMB Trust Series 2003-8(d)	US0001M + 2.625%	3.0820	10/25/33	2,406
4,383	Impac CMB Trust Series 2003-8(d)	US0001M + 4.500%	4.9570	10/25/33	4,285
204,345	Impac CMB Trust Series 2004-10(d)	US0001M + 0.800%	1.2570	03/25/35	191,093
40,501	Impac CMB Trust Series 2004-10(d)	US0001M + 1.500%	1.9570	03/25/35	39,330
188,748	Impac CMB Trust Series 2004-10(d)	US0001M + 2.775%	3.2320	03/25/35	189,605
236,629	Impac CMB Trust Series 2005-4(d)	US0001M + 0.380%	1.2170	05/25/35	220,433
1,073,677	Impac CMB Trust Series 2005-4(d)	US0001M + 1.650%	2.9320	05/25/35	1,070,989
281,523	Impac Secured Assets CMN Owner Trust(b)		5.3120	08/25/33	273,458
157,046	Impac Secured Assets CMN Owner Trust(b)		2.7680	07/25/35	146,255
83,386	Impac Secured Assets Trust 2006-2(d)	US0001M + 1.650%	2.1070	08/25/36	83,399
154,470	IndyMac ARM Trust 2001-H1(b)		1.8980	08/25/31	85,060
83,137	IndyMac IMSC Mortgage Loan Trust 2007-F3(e)		0.0000	09/25/37	52,112
91,202	IndyMac INDA Mortgage Loan Trust 2005-AR1(b)		2.9080	11/25/35	89,514
21,386	IndyMac INDA Mortgage Loan Trust 2005-AR2(b)		2.8120	01/25/36	20,814
74,316	IndyMac INDA Mortgage Loan Trust 2007-AR4(b)		3.3840	08/25/37	75,044
38,514	IndyMac INDX Mortgage Loan Trust 2004-AR10(d)	US0001M + 0.920%	1.3770	05/25/34	35,248
187,133	IndyMac INDX Mortgage Loan Trust 2004-AR5(d)	US0001M + 0.860%	1.3170	08/25/34	176,115
2,238,992	IndyMac INDX Mortgage Loan Trust 2005-AR9(b)		2.9180	07/25/35	2,192,976
185,078	IndyMac INDX Mortgage Loan Trust 2006-AR2(d)	US0001M + 0.420%	0.8770	02/25/46	145,611
126,786	IndyMac INDX Mortgage Loan Trust 2006-AR33(b)		3.5340	01/25/37	122,036
531,034	Jefferies Resecuritization Trust 2009-R6(b),(c)		2.8490	08/26/35	523,231
861,645	Jefferies Resecuritization Trust 2009-R7(b),(c)		2.6250	10/21/35	911,599
429,640	JP Morgan Alternative Loan Trust		5.0000	12/25/35	396,589
4,326,040	JP Morgan Alternative Loan Trust(b)		3.0350	03/25/36	4,350,168
76,089	JP Morgan Alternative Loan Trust(f)		6.1900	05/25/36	76,258

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
49,785	JP Morgan Mortgage Trust 2004-S2		5.5000	11/25/24	$ 49,955
579,804	JP Morgan Mortgage Trust 2004-S2(d)	US0001M + 0.400%	0.8570	11/25/34	552,841
248,238	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	240,265
35,419	JP Morgan Mortgage Trust 2005-A3(b)		2.4870	06/25/35	35,550
977,991	JP Morgan Mortgage Trust 2005-A6(b)		2.4690	08/25/35	964,761
925,600	JP Morgan Mortgage Trust 2005-A8(b)		2.7300	11/25/35	826,434
60,434	JP Morgan Mortgage Trust 2007-A2(b)		2.7870	04/25/37	54,590
30,820	JP Morgan Resecuritization Trust Series 2009-7(b),(c)		5.0090	07/27/37	30,811
2,500,000	Legacy Mortgage Asset Trust 2019-GS6(c),(f)		4.4500	06/25/59	2,496,542
932,325	Lehman Mortgage Trust 2005-2(d)	US0001M + 0.900%	1.3570	12/25/35	659,873
855,527	Lehman Mortgage Trust 2005-2(a)		5.5000	12/25/35	146,241
150,133	Lehman Mortgage Trust 2005-2(d)	US0001M + 28.060%	25.9600	12/25/35	191,803
190,040	Lehman Mortgage Trust 2006-4		6.0000	06/25/49	175,401
485,954	Lehman Mortgage Trust 2006-7(b)		4.4690	09/25/36	174,269
239,731	Lehman Mortgage Trust 2007-10		6.5000	01/25/38	112,779
148,422	Lehman Mortgage Trust 2007-3(e)		0.0000	03/25/37	115,929
1,437,296	Lehman Mortgage Trust 2007-5(d)	US0001M + 0.280%	0.7370	08/25/36	193,508
1,454,680	Lehman Mortgage Trust 2007-5(a),(d)	US0001M + 7.720%	7.2630	08/25/36	502,634
844,754	Lehman XS Trust Series 2005-5N(d)	US0001M + 0.360%	0.8170	11/25/35	816,585
334,184	Lehman XS Trust Series 2006-2N(d)	US0001M + 0.520%	0.9770	02/25/46	297,013
22,068	Luminent Mortgage Trust 2006-7(d)	US0001M + 0.170%	0.6270	12/25/36	20,740
373,011	Luminent Mortgage Trust 2006-7(d)	US0001M + 0.360%	0.8170	12/25/36	352,454
625,539	Luminent Mortgage Trust 2007-2(d)	US0001M + 0.460%	0.9170	05/25/37	583,699
350,000	MASTR Adjustable Rate Mortgages Trust 2004-11(d)	US0001M + 2.250%	2.7070	11/25/34	351,942
2,523,021	MASTR Adjustable Rate Mortgages Trust 2004-14(d)	US0001M + 3.400%	3.8570	01/25/35	2,262,388
99,372	MASTR Adjustable Rate Mortgages Trust 2004-5(b)		4.1250	06/25/34	101,102
1,945,406	MASTR Adjustable Rate Mortgages Trust 2005-6(b)		2.5330	07/25/35	863,795
1,107,801	MASTR Adjustable Rate Mortgages Trust 2005-6(b)		2.6580	07/25/35	503,136
4,230,384	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 0.800%	0.9410	12/25/46	3,722,701
393,393	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 0.800%	0.9410	12/25/46	362,207
2,704,931	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 0.850%	0.9910	12/25/46	2,374,145
1,614,416	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 1.200%	1.3410	12/25/46	1,428,759
1,853,852	MASTR Adjustable Rate Mortgages Trust 2007-1(b)		2.7620	11/25/36	1,232,674
8,466	MASTR Adjustable Rate Mortgages Trust 2007-1(d)	US0001M + 0.320%	0.7770	01/25/47	8,354

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
1,841,296	MASTR Adjustable Rate Mortgages Trust 2007-1(d)	12MTA + 0.740%	0.8810	01/25/47	$ 1,813,056
300,000	MASTR Adjustable Rate Mortgages Trust 2007-3(d)	US0001M + 0.680%	0.8670	05/25/47	263,987
34,713	MASTR Alternative Loan Trust 2003-4		6.0000	06/25/33	34,779
50,897	MASTR Alternative Loan Trust 2003-5		5.5000	07/25/33	51,215
19,436	MASTR Alternative Loan Trust 2003-7		5.7500	11/25/33	19,684
17,964	MASTR Alternative Loan Trust 2004-10		6.0000	09/25/34	18,017
40,558	MASTR Alternative Loan Trust 2004-11(b)		5.8810	10/25/34	41,114
20,052	MASTR Alternative Loan Trust 2004-12		5.5000	12/25/34	20,257
628,962	MASTR Alternative Loan Trust 2004-13		5.5000	01/25/35	446,762
58,546	MASTR Alternative Loan Trust 2005-1		6.0000	02/25/35	59,468
72,734	MASTR Alternative Loan Trust 2005-6(e)		0.0000	12/25/35	29,827
39,627	MASTR Alternative Loan Trust 2006-2(e)		0.0000	03/25/36	18,260
69,740	MASTR Asset Securitization Trust 2003-11		5.2500	12/25/33	69,331
1,162,218	MASTR Asset Securitization Trust 2004-11		5.7500	12/25/34	1,156,900
124,079	MASTR Asset Securitization Trust 2004-11		5.7500	12/25/34	123,350
44,291	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	43,795
4,921	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	4,851
94,487	MASTR Asset Securitization Trust 2004-9		5.2500	07/25/34	89,969
1,589,245	MASTR Reperforming Loan Trust 2005-1(c)		7.5000	08/25/34	1,504,974
66,147	MASTR Seasoned Securitization Trust 2003-1(d)	US0001M + 0.400%	0.8570	02/25/33	63,307
101,550	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(b),(c)		2.6100	10/20/29	93,710
62,330	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(b),(c)		2.6100	10/20/29	57,513
1,908,303	MERIT Securities Corporation(c),(d)	US0001M + 2.250%	2.6970	09/28/32	1,747,789
185,975	Merrill Lynch Alternative Note Asset Trust Series		5.7500	05/25/37	188,798
349,925	Merrill Lynch Mortgage Backed Securities Trust(b)		2.7100	04/25/37	346,460
130,474	Merrill Lynch Mortgage Investors Trust MLMI Series(b)		1.8650	03/25/33	111,072
161,649	Merrill Lynch Mortgage Investors Trust Series(e)		0.0000	08/25/36	19,572
99,103	Merrill Lynch Mortgage Investors Trust Series MLCC(d)	US0001M + 0.945%	1.4020	08/25/28	90,514
74,702	Merrill Lynch Mortgage Investors Trust Series MLCC(d)	US0001M + 2.250%	2.7070	08/25/28	65,236
335,143	Merrill Lynch Mortgage Investors Trust Series MLCC(d)	US0001M + 0.900%	1.3570	10/25/28	316,807
420,717	Merrill Lynch Mortgage Investors Trust Series MLCC(b)		2.0600	06/25/37	416,776
1,309,823	Merrill Lynch Mortgage Investors Trust Series MLMI(b)		2.8980	09/25/35	1,155,102
42,394	Morgan Stanley Mortgage Loan Trust 2004-3		6.0000	04/25/34	43,121
865,959	Morgan Stanley Mortgage Loan Trust 2005-10		5.5000	12/25/35	640,602

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
354,755	Morgan Stanley Mortgage Loan Trust 2005-2AR(d)	US0001M + 0.500%	0.9570	04/25/35	$ 296,905
189,991	Morgan Stanley Mortgage Loan Trust 2005-4		5.0000	08/25/35	181,671
97,075	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	04/25/22	94,125
122,583	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	04/25/22	80,875
192,939	Morgan Stanley Mortgage Loan Trust 2006-7		6.0000	06/25/31	140,013
22,602	Morgan Stanley Re-REMIC Trust 2010-R7(c)		5.5000	11/26/34	21,421
1,107,800	Morgan Stanley Resecuritization Trust 2014-R4(b),(c)		2.6380	11/21/35	1,046,784
8,609,267	Mortgage Loan Resecuritization Trust(c),(d)	US0001M + 0.340%	0.5710	04/16/36	8,152,436
8,687,795	Mortgage Loan Resecuritization Trust(c),(d)	US0001M + 0.340%	0.5710	04/16/36	4,343,706
3,224,821	MortgageIT Mortgage Loan Trust 2006-1(d)	US0001M + 0.400%	0.8570	04/25/36	2,569,648
181,997	MortgageIT Mortgage Loan Trust 2006-1(d)	US0001M + 0.460%	0.9170	04/25/36	175,087
325,110	MortgageIT Trust 2004-1(d)	US0001M + 3.225%	3.4120	11/25/34	325,433
11,937,382	New Residential Mortgage Loan Trust 2019-5(a),(b),(c),(h)		0.5000	08/25/59	325,652
16,777,380	New Residential Mortgage Loan Trust 2019-5(a),(b),(c),(h)		0.7500	08/25/59	686,363
261,978	New York Mortgage Trust 2006-1(b)		2.8110	05/25/36	240,190
29,508	Nomura Asset Acceptance Corp Alternative Loan(f)		5.8030	03/25/34	28,957
159,330	Nomura Asset Acceptance Corp Alternative Loan(d)	US0001M + 1.020%	1.4770	08/25/34	160,348
1,901,733	Nomura Asset Acceptance Corp Alternative Loan(d)	US0001M + 1.700%	2.1570	10/25/34	2,076,088
13,555	Nomura Asset Acceptance Corp Alternative Loan(f)		5.5710	10/25/34	13,529
1,116,503	Nomura Asset Acceptance Corp Alternative Loan(d)	US0001M + 1.500%	1.9570	12/25/34	1,044,519
53,665	Nomura Asset Acceptance Corp Alternative Loan(b)		5.6880	07/25/35	54,488
466,811	Nomura Asset Acceptance Corp Alternative Loan(b)		5.8940	05/25/36	135,369
218,034	Nomura Asset Acceptance Corp Alternative Loan(b)		3.2740	06/25/36	187,509
416,313	Nomura Asset Acceptance Corp Alternative Loan(b)		3.8190	06/25/36	420,097
70,875	Nomura Asset Acceptance Corp Alternative Loan(f)		5.9570	03/25/47	70,801
901,044	Nomura Asset Acceptance Corp Alternative Loan(f)		6.1380	03/25/47	899,969
134,038	NovaStar Mortgage Funding Trust Series 2006-MTA1(d)	US0001M + 0.380%	0.4790	09/25/46	131,198
244,880	Ocwen Residential MBS Corporation(b),(c)		0.9460	06/25/39	98,640
5,462	Opteum Mortgage Acceptance Corp Asset Backed(b)		6.0000	11/25/35	5,453
272,021	PHHMC Series 2006-4 Trust(b)		6.2780	12/18/36	267,068
206,136	Prime Mortgage Trust 2004-1		5.2500	08/25/34	206,435
195,832	Prime Mortgage Trust 2005-1(c)		5.5000	09/25/34	191,497
101,929	Prime Mortgage Trust 2005-4		5.2500	04/25/22	100,069
13,687	Prime Mortgage Trust 2005-4		5.0000	10/25/35	13,434

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
2,304,058	Prime Mortgage Trust 2006-DR1(c)		5.5000	05/25/35	$ 2,130,535
581,067	Prime Mortgage Trust 2006-DR1(c)		6.0000	05/25/35	534,785
399,527	RALI Series 2004-QA4 Trust(b)		3.0140	09/25/34	405,203
692,299	RALI Series 2004-QA4 Trust(b)		8.0000	09/25/34	623,627
723,841	RALI Series 2004-QA6 Trust(b)		2.8870	12/26/34	701,726
187,873	RALI Series 2004-QA6 Trust(b)		3.1870	12/26/34	181,568
2,693,293	RALI Series 2005-QA11 Trust(b)		3.7470	10/25/35	1,280,849
1,201,923	RALI Series 2005-QA11 Trust(b)		5.3810	10/25/35	1,148,795
1,440,812	RALI Series 2005-QA12 Trust(b)		4.1590	12/25/35	1,349,464
2,039,538	RALI Series 2005-QA2 Trust(b)		3.0700	02/25/35	1,464,200
196,996	RALI Series 2005-QA2 Trust(b)		3.3510	02/25/35	174,437
211,617	RALI Series 2005-QA3 Trust(b)		0.0000	03/25/35	69,834
1,028,168	RALI Series 2005-QA4 Trust(b)		3.2860	04/25/35	962,961
212,936	RALI Series 2005-QA4 Trust(b)		4.0940	04/25/35	185,757
336,988	RALI Series 2005-QA6 Trust(b)		3.7320	05/25/35	203,297
470,439	RALI Series 2005-QA8 Trust(b)		3.4670	07/25/35	329,097
96,671	RALI Series 2005-QA8 Trust(b)		3.4850	07/25/35	86,638
2,740,070	RALI Series 2005-QA9 Trust(b)		3.1480	08/25/35	1,232,622
1,834,308	RALI Series 2005-QA9 Trust(b)		3.3710	08/25/35	1,768,679
653,013	RALI Series 2005-QO4 Trust(d)	US0001M + 0.560%	1.0170	12/25/45	518,473
1,420,513	RALI Series 2005-QS5 Trust		5.7000	04/25/35	1,320,655
13,883	RALI Series 2006-QA1 Trust(b)		5.3290	01/25/36	13,261
145,290	RALI Series 2006-QA2 Trust(b)		5.3980	02/25/36	122,505
7,798,311	RALI Series 2006-QS11 Trust		6.5000	08/25/36	3,566,623
64,972	RALI Series 2006-QS12 Trust		5.0000	09/25/36	57,478
3,022,849	RALI Series 2007-QO5 Trust(d)	12MTA + 3.120%	1.7010	08/25/47	669,538
336,620	RALI Series 2007-QS4 Trust		6.2500	03/25/37	301,235
494,361	RAMP Series 2003-SL1 Trust		8.0000	04/25/31	488,988
446,813	RAMP Series 2004-SL1 Trust		6.5000	11/25/31	425,589
292,446	RAMP Series 2004-SL4 Trust		7.5000	07/25/32	157,728
159,065	RAMP Series 2005-SL1 Trust		7.5000	05/25/32	30,624
564,201	RAMP Series 2005-SL1 Trust		8.0000	05/25/32	420,612
244,896	RAMP Series 2005-SL2 Trust		8.0000	10/25/31	147,940
643,819	RBSGC Mortgage Loan Trust 2005-A		6.0000	04/25/35	604,802

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
1,596,007	RBSSP Resecuritization Trust 2009-6(b),(c)		6.0000	08/26/35	$ 899,623
121,708	Reperforming Loan REMIC Trust 2004-R1(c)		6.5000	11/25/34	118,491
723,013	Reperforming Loan REMIC Trust 2005-R2(a),(b),(c)		5.4240	06/25/35	69,754
537,304	Reperforming Loan REMIC Trust 2006-R2(c),(d)	US0001M + 0.420%	0.8770	07/25/36	512,214
274,515	Residential Asset Securitization Trust 2000-A6		8.0000	10/25/30	199,446
528,871	Residential Asset Securitization Trust 2004-A2(d)	US0001M + 0.550%	1.0070	05/25/34	518,111
28,082	Residential Asset Securitization Trust 2004-A2		5.2500	05/25/34	27,809
250,062	Residential Asset Securitization Trust 2006-A3CB(e)		0.0000	01/25/46	57,246
226,367	Residential Asset Securitization Trust 2006-A3CB(a),(b)		6.0000	01/25/46	52,706
1,446,099	RFMSI Series 2005-SA1 Trust(b)		2.6520	03/25/35	1,280,665
951,091	RFMSI Series 2005-SA5 Trust(b)		3.5710	11/25/35	885,167
118,856	RFMSI Series 2006-SA1 Trust(b)		4.7500	02/25/36	106,281
1,082,419	RFMSI Series 2006-SA2 Trust(b)		4.2010	08/25/36	980,997
83,973	RFMSI Series 2006-SA3 Trust(b)		4.9180	09/25/36	74,861
154,875	RFMSI Series 2006-SA4 Trust(b)		4.5850	11/25/36	146,753
88,675	Sequoia Mortgage Trust 2003-4(b)		1.2970	07/20/33	78,782
38,487	Sequoia Mortgage Trust 2003-4(b)		1.2970	07/20/33	30,200
58,922	Sequoia Mortgage Trust 2003-4(b)		1.2970	07/20/33	52,876
539,728	Sequoia Mortgage Trust 2004-1(d)	US0001M + 0.825%	1.2740	02/20/34	471,079
219,089	Sequoia Mortgage Trust 2004-11(d)	US0006M + 0.640%	0.8630	12/20/34	203,952
52,897	Sequoia Mortgage Trust 2004-5(d)	US0001M + 0.720%	1.1690	06/20/34	47,173
29,919	Sequoia Mortgage Trust 2004-6(d)	US0001M + 0.750%	1.1990	07/20/34	27,889
193,588	Sequoia Mortgage Trust 2007-1(b)		2.9900	01/20/47	162,171
51,211	Sequoia Mortgage Trust 2013-2(b)		3.6470	02/25/43	51,207
1,277,831	Sequoia Mortgage Trust 4(d)	US0001M + 1.250%	1.4210	04/22/25	1,108,662
88,063	Sequoia Mortgage Trust 6(d)	US0001M + 1.050%	1.4990	04/19/27	81,351
41,240	Shellpoint Asset Funding Trust 2013-1(b),(c)		3.8970	07/25/43	41,175
49,673	Sofi Mortgage Trust 2016-1(b),(c)		3.0000	11/25/46	48,946
54,643	Structured Adjustable Rate Mortgage Loan Trust(b)		2.8740	03/25/34	54,147
1,770,740	Structured Adjustable Rate Mortgage Loan Trust(d)	US0001M + 0.405%	0.8620	06/25/34	1,636,325
279,504	Structured Adjustable Rate Mortgage Loan Trust(d)	US0001M + 0.310%	0.7670	07/25/35	196,035
254,959	Structured Adjustable Rate Mortgage Loan Trust(b)		3.2830	04/25/47	255,600
266,491	Structured Asset Mortgage Investments II Trust(b)		2.5810	10/19/34	255,627
228,489	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.400%	0.8490	02/19/35	218,625

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
1,320,893	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.400%	0.8570	02/25/36	$ 1,123,399
639,977	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.460%	0.9170	02/25/36	608,268
148,797	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.460%	0.9170	02/25/36	131,054
40,553	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.620%	1.0770	02/25/36	2,170,829
4,852,201	Structured Asset Mortgage Investments II Trust(b)		2.4570	05/25/36	1,654,292
162,023	Structured Asset Mortgage Investments II Trust(b)		2.4680	05/25/36	100,840
72,145	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.150%	0.6070	02/25/37	69,271
792,956	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.260%	0.7170	03/25/37	301,323
980,082	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.460%	0.9170	05/25/45	822,686
1,643,063	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.420%	0.8770	05/25/46	754,712
806,020	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.420%	0.8770	05/25/46	573,451
667,836	Structured Asset Mortgage Investments Trust(d)	US0001M + 1.200%	1.6490	05/19/33	622,935
470,369	Structured Asset Sec Corp Mort Pass Thr Certs		6.5000	07/25/28	257,735
1,800,841	Structured Asset Sec Corp Mort Passthr Certs Ser(d)		2.6900	01/25/34	1,269,640
78,732	Structured Asset Sec Mortgage Pass-Through(b)		2.1620	11/25/32	78,169
1,515,405	Structured Asset Securities Corp Mor Cer Ser(b)		2.2890	10/25/33	1,365,825
126,284	Structured Asset Securities Corp Mortgage(f)		4.3880	08/25/33	125,861
647,507	Structured Asset Securities Corp Mortgage(f)		4.9750	06/25/34	644,005
143,100	Structured Asset Securities Corp Mortgage Loan(b),(c)		2.8200	10/25/36	136,559
150,227	Structured Asset Securities Corporation(f)		5.1820	02/25/34	147,058
521,111	TBW Mortgage-Backed Pass-Through Certificates		6.5000	04/25/36	415,289
1,319,504	TBW Mortgage-Backed Trust 2006-6(f)		5.6600	01/25/37	473,716
483,804	TBW Mortgage-Backed Trust Series 2006-2		6.0000	07/25/36	233,620
1,006,712	Terwin Mortgage Trust 2006-9HGA(c),(d)	US0001M + 0.560%	0.7470	10/25/37	416,842
349,947	Terwin Mortgage Trust 2007-6ALT(c),(d)	US0001M + 0.600%	1.0570	08/25/38	296,467
67,487	Thornburg Mortgage Securities Trust 2005-1(b)		2.2360	04/25/45	67,894
159,923	Thornburg Mortgage Securities Trust 2007-3(d)	US0012M + 1.250%	3.2610	06/25/47	157,990
15,675,443	Voyager CBASS Delaware Trust(b),(c)		0.9170	02/26/37	479,719
1,523,696	Voyager CNTYW Delaware Trust(b),(c)		0.6970	12/16/33	1,450,639
1,355,914	Voyager CNTYW Delaware Trust(b),(c)		0.6370	02/16/36	1,228,254
5,095,628	Voyager CNTYW Delaware Trust(b),(c)		0.6370	02/16/36	4,570,482
12,487,359	Voyager CNTYW Delaware Trust(b),(c)		0.5970	05/16/36	11,151,997
2,564,249	Voyager OPTONE Delaware Trust(a),(b),(c)		0.7070	02/25/38	766,621
405,962	Wachovia Mortgage Loan Trust, LLC Series 2005-A(b)		2.1770	08/20/35	407,694

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
2,134,899	Wachovia Mortgage Loan Trust, LLC Series 2005-A(b)		2.8620	08/20/35	$ 2,107,191
93,711	Wachovia Mortgage Loan Trust, LLC Series 2006-A(b)		2.8580	05/20/36	94,889
29,337	Wachovia Mortgage Loan Trust, LLC Series 2006-A(b)		3.0970	05/20/36	28,681
631,694	Wachovia Mortgage Loan Trust, LLC Series 2007-A(b)		2.3730	03/20/37	608,253
144,227	WaMu Mortgage Backed Pass Through Certificates(b)		1.7070	12/19/39	137,394
49,188	WaMu Mortgage Backed Pass Through Certificates(b),(c)		1.7070	12/19/39	44,402
36,906	WaMu Mortgage Backed Pass Through Certificates(b),(c)		1.7070	12/19/39	32,614
28,554	WaMu Mortgage Backed Pass Through Certificates(b),(c)		1.7070	12/19/39	20,826
142,584	WaMu Mortgage Pass-Through Certificates Series(b)		2.4950	10/25/32	138,948
259,574	WaMu Mortgage Pass-Through Certificates Series		5.7500	01/25/33	254,960
468,330	WaMu Mortgage Pass-Through Certificates Series(b)		2.6120	02/25/33	459,097
35,470	WaMu Mortgage Pass-Through Certificates Series(b)		2.5800	06/25/33	35,606
1,168,595	WaMu Mortgage Pass-Through Certificates Series(b)		5.6490	06/25/33	644,917
121,238	WaMu Mortgage Pass-Through Certificates Series 2003-AR8-A(b)		2.6990	08/25/33	123,560
195,366	WaMu Mortgage Pass-Through Certificates Series(b)		2.5170	09/25/33	157,902
818,209	WaMu Mortgage Pass-Through Certificates Series(b)		5.9040	01/25/34	831,667
84,034	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/34	83,486
16,386	WaMu Mortgage Pass-Through Certificates Series		5.5000	07/25/34	16,621
60,065	WaMu Mortgage Pass-Through Certificates Series(b)		3.2920	10/25/36	57,664
261,699	WaMu Mortgage Pass-Through Certificates Series(b)		1.4820	11/25/41	232,025
18,447	WaMu Mortgage Pass-Through Certificates Series(c),(d)	12MTA + 1.400%	1.5410	06/25/42	12,160
98,723	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.5410	06/25/42	90,043
97,756	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.5410	06/25/42	90,869
195,073	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.5410	06/25/42	183,335
18,128	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.5410	08/25/42	9,607
74,311	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.5410	08/25/42	71,634
2,170,678	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 0.980%	1.1210	07/25/46	2,061,028
127,176	WaMu Pass Through Certificates Series 2002-AR12(b)		2.3250	10/25/32	124,981
78,223	WaMu Pass Through Certificates Series 2002-AR12(b)		2.3250	10/25/32	73,997
1,393,455	Washington Mutual Mortgage Pass-Through		5.5000	03/25/35	1,342,473
93,229	Washington Mutual Mortgage Pass-Through		5.5000	03/25/35	91,486
2,083,480	Washington Mutual Mortgage Pass-Through(d)	US0001M + 0.500%	0.9570	02/25/36	1,859,113
353,925	Washington Mutual Mortgage Pass-Through		6.0000	03/25/36	313,704
335,744	Washington Mutual Mortgage Pass-Through		6.0000	04/25/37	321,315

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
62,614	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.940%	1.0810	04/25/46	$ 57,822
440,122	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.940%	1.0810	07/25/46	293,476
704,966	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.960%	1.1010	08/25/46	480,471
177,578	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.850%	0.9910	10/25/46	158,365
34,457	Washington Mutual MSC Mortgage Pass-Through(c)		6.5000	10/19/29	32,893
34,457	Washington Mutual MSC Mortgage Pass-Through(c)		6.5000	10/19/29	32,899
58,670	Washington Mutual MSC Mortgage Pass-Through(b)		2.8040	02/25/33	58,315
364,211	Washington Mutual MSC Mortgage Pass-Through(b),(c)		5.7660	02/25/33	92,115
161,251	Washington Mutual MSC Mortgage Pass-Through(b)		5.7500	03/25/33	112,095
74,083	Washington Mutual MSC Mortgage Pass-Through		5.7500	03/25/33	72,174
47,230	Washington Mutual MSC Mortgage Pass-Through		7.5000	04/25/33	46,888
703,699	Washington Mutual MSC Mortgage Pass-Through(b)		2.6090	05/25/33	699,368
751,777	Washington Mutual MSC Mortgage Pass-Through(b)		7.0000	07/25/33	700,937
2,258	Wells Fargo Alternative Loan 2007-PA2 Trust		5.5000	06/25/22	2,249
49,742	Wells Fargo Mortgage Backed Securities 2003-I(b)		2.3800	09/25/33	39,217
61,277	Wells Fargo Mortgage Backed Securities 2004-K(b)		2.6150	07/25/34	61,814
36,934	Wells Fargo Mortgage Backed Securities 2004-K(b)		2.6150	07/25/34	37,307
1,932	Wells Fargo Mortgage Backed Securities 2006-20		5.5000	04/25/22	1,924
					280,928,143
	HOME EQUITY — 12.3%
1,300,807	ABFC 2002-WF2 Trust (h)		0.0000	11/25/29	1,319,708
153,778	ABFS Mortgage Loan Trust 2000-3(f)		8.1100	09/15/31	143,905
2,930,329	ABFS Mortgage Loan Trust 2002-1(f)		7.0100	12/15/32	2,730,551
1,113,532	ABFS Mortgage Loan Trust 2003-1(d)	US0001M + 2.250%	2.6470	08/15/33	1,094,511
375,167	Accredited Mortgage Loan Trust 2004-3(f)		6.0000	10/25/34	353,351
892,823	Accredited Mortgage Loan Trust 2005-1(d)	US0001M + 3.300%	3.7570	04/25/35	905,049
21,307	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 1.275%	1.7320	08/25/32	21,029
289,449	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 2.250%	2.7070	12/25/33	288,972
528,589	ACE Securities Corp Home Equity Loan Trust Series(c),(d)	US0001M + 5.250%	5.7070	07/25/34	515,249
1,531,310	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 3.500%	3.9570	05/25/35	1,587,593
8,746	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 0.070%	0.5270	11/25/36	4,382
230,851	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 0.180%	0.6370	02/25/37	120,476
113,450	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 1.875%	2.3320	11/25/50	114,772
482,688	Aegis Asset Backed Securities Trust Mortgage(d)	US0001M + 2.025%	2.4820	10/25/34	475,883

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	HOME EQUITY — 12.3% (Continued)
370,110	Aegis Asset Backed Securities Trust Mortgage Pass-(d)	US0001M + 3.150%	3.6070	09/25/34	$ 380,321
44,589	AFC Home Equity Loan Trust(d)	US0001M + 0.720%	1.1770	09/22/28	44,041
794,231	AFC Trust Series 2000-2(d)	US0001M + 0.700%	1.1570	06/25/30	754,248
1,174,559	AFC Trust Series 2000-2(d)	US0001M + 0.790%	1.2470	06/25/30	1,124,981
151,817	AFC Trust Series 2000-3(c),(d)	US0001M + 0.640%	0.8270	10/25/30	146,036
849,765	AFC Trust Series 2000-3(c),(d)	US0001M + 0.750%	0.9370	10/25/30	808,189
1,178,080	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Ser(d)	US0001M + 3.375%	3.8320	11/25/32	1,195,036
47,852	Ameriquest Mortgage Securities Asset-Backed(d)	US0001M + 2.850%	3.3070	08/25/32	47,586
192,429	Ameriquest Mortgage Securities Asset-Backed(d)	US0001M + 4.500%	3.9370	01/25/33	193,825
395,318	Ameriquest Mortgage Securities Inc Asset-Backed(d)	US0001M + 3.750%	3.4940	02/25/33	377,795
1,160,893	Amresco Residential Securities Corp Mort Loan(d)	US0001M + 0.750%	1.7070	11/25/29	1,129,613
68,454	Amresco Residential Securities Corp Mortgage Loan(f)		7.5630	10/25/27	69,039
762,597	Argent Securities Inc Asset-Backed Pass-Through(d)	US0001M + 5.625%	4.4850	09/25/33	750,713
1,792,831	Asset Backed Securities Corp Home Equity Loan(d)	US0001M + 5.250%	5.6470	01/15/33	1,791,859
7,881	Asset Backed Securities Corp Home Equity Loan(d)	US0001M + 0.080%	0.5370	05/25/37	6,065
301,863	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 0.800%	1.2570	03/25/37	288,955
178,316	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 1.150%	1.6070	03/25/37	172,651
93,563	Bayview Financial Mortgage Pass-Through(d)	US0001M + 2.850%	3.2970	08/28/44	94,549
394,546	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 1.755%	2.2120	09/25/34	394,545
9,082,000	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 6.000%	6.4570	10/25/34	9,486,202
148,759	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 4.650%	5.1070	12/25/34	161,090
674,813	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 2.550%	3.0070	05/25/35	677,856
3,547,332	Bear Stearns Asset Backed Securities I Trust(c),(d)	US0001M + 4.500%	4.9570	08/25/35	3,712,834
820,848	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 0.615%	1.0720	02/25/36	951,256
5,770,261	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 0.450%	0.9070	06/25/36	5,283,614
277,664	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 0.270%	0.7270	01/25/37	963,909
23,723	Bear Stearns Second Lien Trust 2007-1(d)	US0001M + 0.440%	0.8970	08/25/37	22,277
560,695	Bond Securitization Trust 2003-1(b),(h)		0.0000	10/25/34	487,804
147,493	Centex Home Equity Loan Trust 2004-C(d)	US0001M + 0.795%	1.2520	06/25/34	140,958
332,914	Centex Home Equity Loan Trust 2004-D(f)		5.5600	09/25/34	326,896
478,305	Citigroup Mortgage Loan Trust 2007-OPX1(f)		5.8630	01/25/37	258,424
2,301,000	Citigroup Mortgage Loan Trust, Inc.(d)	US0001M + 4.500%	4.9570	12/25/33	2,421,327
97,476	Contimortgage Home Equity Loan Trust 1996-4(d)	US0001M + 0.480%	0.8770	01/15/28	86,954
163	Countrywide Asset-Backed Certificates(b), (h)		5.0910	05/25/32	160

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	HOME EQUITY — 12.3% (Continued)
10	Countrywide Asset-Backed Certificates(b)		5.8340	07/25/34	$ 10
45,791	Countrywide Asset-Backed Certificates(f)		5.2520	02/25/35	46,229
675,707	Countrywide Home Equity Loan Trust(d)	US0001M + 0.150%	0.5470	11/15/36	567,438
30,915	Countrywide Home Equity Loan Trust(d)	US0001M + 0.150%	0.5470	11/15/36	27,782
721,673	Credit Suisse First Boston Mortgage Securities(d)	US0001M + 0.740%	1.1970	08/25/32	702,274
578,775	Credit Suisse First Boston Mortgage Securities(d)	US0001M + 3.250%	3.7070	04/25/34	562,675
53,530	CWABS Revolving Home Equity Loan Trust Series(d)	US0001M + 0.280%	0.6770	02/15/34	52,861
96,858	CWABS Revolving Home Equity Loan Trust Series(d)	US0001M + 0.280%	0.6770	02/15/34	92,554
2,627,500	CWHEQ Home Equity Loan Trust Series 2006-S5		6.1550	06/25/35	3,290,646
566,364	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.240%	0.6370	02/15/36	541,196
896,859	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.340%	0.7370	02/15/36	853,756
1,153,218	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.200%	0.5970	05/15/36	1,099,370
68,302	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.140%	0.5370	01/15/37	64,722
441,574	EquiFirst Mortgage Loan Trust 2004-2(d)	US0001M + 1.875%	2.3320	10/25/34	438,878
331,092	FirstCity Capital Home Equity Loan Trust 1998-2(c),(d)	US0001M + 1.600%	1.2570	01/25/29	324,916
279,421	GMACM Home Equity Loan Trust 2004-HE1(d)	US0001M + 0.500%	0.6080	06/25/34	274,468
572,037	GMACM Home Equity Loan Trust 2004-HE1(c),(d)	US0001M + 0.500%	0.6080	06/25/34	561,898
148,094	GMACM Home Equity Loan Trust 2004-HE3(c),(d)	US0001M + 0.500%	0.9570	10/25/34	146,638
16,135	GMACM Home Equity Loan Trust 2005-HE1(c),(d)	US0001M + 0.500%	0.9570	08/25/35	13,561
1,632,882	GMACM Home Equity Loan Trust 2007-HE2(d)	US0001M + 0.140%	0.5970	12/25/37	1,604,927
1,239,043	GMACM Home Equity Loan Trust 2007-HE2(f)		7.4240	12/25/37	1,282,958
545,344	GMACM Mortgage Loan Trust 2004-GH1(f)		5.5000	07/25/35	372,331
111,075	GSAA Home Equity Trust 2005-2(d)	US0001M + 2.175%	2.6320	12/25/34	150,567
2,959,887	GSAA Home Equity Trust 2005-5(d)	US0001M + 2.550%	3.0070	02/25/35	2,993,774
19,291	GSAA Trust 2004-3(f)		6.2200	04/25/34	19,065
47,535	Home Equity Asset Trust(d)	US0001M + 1.500%	1.9570	03/25/33	47,419
160,222	Home Equity Asset Trust(d)	US0001M + 4.750%	5.2070	06/25/33	1,221,835
96,264	Home Equity Asset Trust(d)	US0001M + 3.250%	3.7070	04/25/34	150,677
18,412	Home Equity Asset Trust 2002-2(d)	US0001M + 2.600%	3.0570	06/25/32	31,776
196,997	Home Equity Mortgage Loan Asset-Backed Trust(d)	US0001M + 1.425%	1.8820	10/25/33	189,927
93,089	Home Equity Mortgage Loan Asset-Backed Trust(d)	US0001M + 2.025%	2.4820	07/25/34	92,566
210,647	Home Equity Mortgage Loan Asset-Backed Trust(d)	US0001M + 3.300%	3.7570	11/25/34	206,913
709,179	Home Equity Mortgage Trust 2007-1(d)	US0001M + 0.340%	0.7970	05/25/37	681,146
634,345	Imc Home Equity Loan Trust 1998-3(f)		5.4320	08/20/29	657,029

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	HOME EQUITY — 12.3% (Continued)
114,837	IMC Home Equity Loan Trust 1998-5(f)		5.8440	12/20/29	$ 114,409
59,677	Irwin Home Equity Loan Trust 2004-1(d)	US0001M + 1.875%	2.3320	12/25/34	58,880
749,991	Irwin Home Equity Loan Trust 2006-P1(c),(d)	US0001M + 0.280%	0.7370	12/25/36	724,928
904,257	Irwin Home Equity Loan Trust 2006-P1(c),(f)		6.3000	06/25/37	901,523
15,271	IXIS Real Estate Capital Trust 2005-HE4(d)	US0001M + 0.630%	1.0870	02/25/36	15,826
5,265	Lake Country Mortgage Loan Trust 2006-HE1(c),(d)	US0001M + 3.000%	3.4570	07/25/34	5,265
250,917	MAFI II Remic Trust 1999-A(b),(c)		8.0000	03/20/25	247,320
231,647	Mastr Asset Backed Securities Trust 2003-NC1(d)	US0001M + 5.250%	4.7130	04/25/33	241,588
89,090	Mastr Asset Backed Securities Trust 2003-WMC2(d)	US0001M + 2.475%	2.9320	08/25/33	89,272
15,801	Mastr Asset Backed Securities Trust 2004-WMC2(d)	US0001M + 3.225%	3.6820	04/25/34	19,000
844,622	Mastr Asset Backed Securities Trust 2005-NC2(d)	US0001M + 0.500%	0.9570	11/25/35	587,217
1,352,200	Mastr Asset Backed Securities Trust 2005-NC2(d)	US0001M + 0.700%	1.1570	11/25/35	943,692
61,600	Meritage Mortgage Loan Trust 2003-1(d)	US0001M + 2.325%	2.7820	11/25/33	61,453
927,752	Merrill Lynch Mortgage Investors Trust Series(d)	US0001M + 3.075%	3.5320	10/25/35	913,341
5,686,236	Merrill Lynch Mortgage Investors Trust Series(c),(d)	US0001M + 1.125%	1.5820	08/25/36	6,342,904
133,689	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(d)	US0001M + 3.150%	3.6070	09/25/33	134,507
2,173	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE4(d)	US0001M + 0.110%	0.5670	02/25/37	843
67,371	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 2.100%	2.5570	02/25/32	67,258
112,851	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 3.300%	3.7570	02/25/32	477,852
121,294	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 5.625%	6.0820	02/25/33	690,041
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 5.625%	6.0820	02/25/33	1,791,791
106,240	Morgan Stanley Mortgage Loan Trust 2006-16AX(d)	US0001M + 0.340%	0.7970	11/25/36	38,678
2,611,223	Morgan Stanley Mortgage Loan Trust 2007-10XS(b)		6.2500	02/25/37	2,121,058
4,469,863	Morgan Stanley Mortgage Loan Trust 2007-8XS(b)		6.0000	04/25/37	3,569,039
316,527	New Century Home Equity Loan Trust 2003-6(d)	US0001M + 1.080%	1.5370	01/25/34	312,355
5,043	New Century Home Equity Loan Trust Series 2003-5(b)		4.8600	11/25/33	5,043
69,851	New Century Home Equity Loan Trust Series 2003-5(f)		6.0000	11/25/33	69,143
734,638	NovaStar Mortgage Funding Trust Series 2003-2(d)	US0001M + 2.775%	3.2320	09/25/33	750,035
334,479	Option One Mortgage Loan Trust 2004-1(d)	US0001M + 1.650%	2.1070	01/25/34	333,196
178,972	Option One Mortgage Loan Trust 2004-1(d)	US0001M + 2.475%	2.9320	01/25/34	172,446
503,444	Option One Mortgage Loan Trust 2004-2(d)	US0001M + 1.575%	2.0320	05/25/34	526,502
104,819	Option One Mortgage Loan Trust 2004-2(d)	US0001M + 3.000%	3.4570	05/25/34	103,008
1,063,063	Option One Mortgage Loan Trust 2007-FXD1(f)		5.8660	01/25/37	973,559
350,992	Option One Mortgage Loan Trust 2007-FXD2(f)		6.1020	03/25/37	350,678

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	HOME EQUITY — 12.3% (Continued)
182,919	RAAC Series 2004-SP1 Trust(f)		6.1180	03/25/34	$ 182,059
15,148	RASC Series 2003-KS4 Trust(f)		4.6700	06/25/33	15,238
2,742,835	RASC Series 2004-KS11 Trust(d)	US0001M + 1.000%	1.9570	12/25/34	3,021,393
67,659	Renaissance Home Equity Loan Trust 2002-4(f)		7.0720	03/25/33	63,967
170,768	Renaissance Home Equity Loan Trust 2004-3(f)		5.3240	11/25/34	164,425
255,461	Renaissance Home Equity Loan Trust 2005-4(f)		5.8250	02/25/36	246,473
23,391	Saco I Trust 2007-1(d)	US0001M + 0.320%	0.7770	01/25/37	23,522
45,884	Saco I Trust 2007-2(d)	US0001M + 0.320%	0.7770	02/25/37	45,463
2,111,981	Saxon Asset Securities Trust 2001-2(d)	US0001M + 0.795%	1.2520	03/25/31	1,986,441
33,408,363	Soundview Home Loan Trust 2007-OPT4(a),(b)		0.5800	09/25/37	986,496
536,795	Structured Asset Securities Corp Mortgage Pass		3.3750	08/25/31	530,062
225,000	Structured Asset Securities Corp Pass-Through (h)		0.0000	02/25/32	703,814
362,370	Terwin Mortgage Trust 2004-1HE(c),(d)	US0001M + 2.475%	2.9320	02/25/34	355,619
2,299,013	Terwin Mortgage Trust 2004-21HE(c),(d)	US0001M + 2.625%	3.0820	12/25/34	2,291,540
67,039	Terwin Mortgage Trust 2006-10SL(b),(c)		4.7500	10/25/37	33,853
1,211,714	Terwin Mortgage Trust 2006-4SL(b),(c)		0.1450	05/25/37	713,448
1,745,710	Terwin Mortgage Trust 2006-6(b),(c)		0.2240	07/25/37	849,674
4,706,466	Truman Capital Mortgage Loan Trust(c),(d)	US0001M + 4.650%	5.1070	11/25/32	4,301,915
15,385	United National Home Loan Owner Trust 1999-1(f)		6.9100	03/25/25	15,300
48,340	Wells Fargo Home Equity Asset-Backed Securities(b)		4.9800	04/25/34	48,456
162,828	Wells Fargo Home Equity Asset-Backed Securities(d)	US0001M + 2.820%	3.2770	10/25/34	162,065
693,175	Wells Fargo Home Equity Asset-Backed Securities(d)	US0001M + 2.550%	3.0070	04/25/35	685,237
					104,971,931
	MANUFACTURED HOUSING — 2.4%
416,168	ACE Securities Corp Manufactured Housing Trust(c),(e)		0.0000	08/15/30	345,986
879,454	BCMSC Trust 1998-C(b)		7.5100	01/15/29	820,382
591,707	BCMSC Trust 1999-B(b)		6.9750	12/15/29	105,338
2,339,461	Conseco Finance Corporation(b)		7.0200	10/15/27	2,270,230
342,158	Conseco Finance Corporation(b)		7.5300	03/15/28	334,511
2,842,040	Conseco Finance Corporation(b)		7.5400	06/15/28	2,927,599
3,609,970	Conseco Finance Corporation(b)		7.2400	11/15/28	3,460,921
431,361	Conseco Finance Corporation(b)		6.9400	12/01/28	416,906
3,023,867	Conseco Finance Corporation(b)		7.5000	03/01/30	1,472,659
3,120	Credit-Based Asset Servicing and Securitization,(c),(f)		6.2500	10/25/36	3,113

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	MANUFACTURED HOUSING — 2.4% (Continued)
282,954	Deutsche Financial Capital Securitization, LLC		6.8000	04/15/28	$ 287,860
2,211,756	Deutsche Financial Capital Securitization, LLC		7.2750	04/15/28	2,141,944
11,867	MERIT Securities Corporation(f)		7.6300	07/28/33	11,967
1,190,000	Morgan Stanley Resecuritization Trust 2015-R7(b),(c)		7.1510	02/26/29	1,182,803
11,750	Oakwood Mortgage Investors, Inc.		7.7500	08/15/27	11,487
11,494	Oakwood Mortgage Investors, Inc.(b)		7.3250	02/15/28	10,966
1,426,245	Oakwood Mortgage Investors, Inc.(c)		7.4150	01/15/29	1,416,196
164,090	Oakwood Mortgage Investors, Inc.(b)		5.2600	08/15/31	98,783
59,149	Oakwood Mortgage Investors, Inc.(b)		5.1900	06/15/32	58,831
2,376,280	Origen Manufactured Housing Contract Trust 2006-A(b)		1.8620	10/15/37	2,226,514
1,239,454	Origen Manufactured Housing Contract Trust 2007-A(b)		2.6270	04/15/37	1,170,033
38,474	UCFC Manufactured Housing Contract		6.2270	01/15/30	38,786
					20,813,815
	NON AGENCY CMBS — 12.8%
1,753,336	BAMLL Re-REMIC Trust 2016-RRGG10(b),(c)		5.8310	08/10/45	701,334
744,927	Banc of America Commercial Mortgage Trust 2006-4(b)		5.7540	07/10/46	737,478
7,178,036	Banc of America Commercial Mortgage Trust 2007-1(b)		5.5230	01/15/49	3,523,190
348,164	Bear Stearns Asset Backed Securities Trust 2003-3(d)	US0001M + 1.230%	1.6870	06/25/43	349,922
556,421	Bear Stearns Commercial Mortgage Securities Trust(b),(c)		5.7500	09/11/41	534,846
369,216	Bear Stearns Commercial Mortgage Securities Trust 2007-T26 AJ(b),(i)		5.5660	01/12/45	36,627
2,109,200	CD 2005-CD1 Commercial Mortgage Trust(b),(c)		6.3620	07/15/44	2,109,200
1,788,627	CD 2007-CD5 Mortgage Trust(b),(c)		6.3720	11/15/44	1,793,099
15,780,724	CFCRE Commercial Mortgage Trust 2017-C8 X-A(a),(b)		1.4910	06/15/50	950,142
33,978,084	Citigroup Commercial Mortgage Trust 2014-GC23(a),(b)		0.9110	07/10/47	610,702
1,022,713	COMM 2010-C1 Mortgage Trust(b),(c)		5.7540	07/10/46	1,022,205
13,784	COMM 2012-LC4 Mortgage Trust(b)		4.9340	12/10/44	13,766
2,000,000	COMM 2013-LC13 Mortgage Trust(b),(c)		5.2620	08/10/46	1,876,725
108,610,000	COMM 2014-CCRE19 Mortgage Trust(a),(b),(c)		0.0010	08/10/47	68,978
21,984,760	COMM 2015-LC21 Mortgage Trust Series 2015-LC21 Class X-A(a),(b)		0.6740	07/10/48	395,068
8,548	Credit Suisse Commercial Mortgage Trust Series(b),(c)		5.5230	01/15/49	8,553
2,935,145	CSMC 2014-USA OA, LLC(a),(b),(c)		0.5400	09/15/37	45,777
2,080,000	CSMC Trust 2017-CHOP(c),(d)	US0001M + 4.350%	4.7470	07/15/32	1,943,418
2,854,386	DBUBS 2011-LC3 Mortgage Trust Series 2011-LC3A D(b),(c)		5.3890	08/10/44	2,778,406

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	NON AGENCY CMBS — 12.8% (Continued)
46,142	GMAC Commercial Mortgage Securities Inc Series(b)		5.3490	11/10/45	$ 43,801
2,268,894	Greenwich Capital Commercial Mortgage Trust(b),(c)		5.9280	03/18/49	1,995,089
2,066,364	GS Mortgage Securities Corporation II(c),(d)	US0001M + 1.550%	1.9470	09/15/31	1,863,723
713,835	GS Mortgage Securities Corporation II(c),(d)	US0001M + 2.750%	3.1470	09/15/31	580,370
334,008	GS Mortgage Securities Trust 2010-C1(c)		5.1480	08/10/43	331,595
3,000,000	GS Mortgage Securities Trust 2010-C1(b),(c)		5.6350	08/10/43	2,768,160
9,080,000	GS Mortgage Securities Trust 2010-C1(b),(c)		6.5250	08/10/43	6,388,190
481,000	GS Mortgage Securities Trust 2011-GC5(b),(c)		5.1630	08/10/44	222,857
993,121	GS Mortgage Securities Trust 2011-GC5(b),(c)		5.1630	08/10/44	994,894
1,000,000	Harvest Commercial Capital Loan Trust 2020-1(b),(c)		5.9640	04/25/52	924,232
161,854	Impac CMB Trust Series 2004-8(d)	US0001M + 1.575%	2.0320	08/25/34	161,097
5,378,000	JP MORGAN CHASE COMMERCIAL MORTGAGE ADJ% 02/15/46(b),(c)		5.5250	02/15/46	3,994,518
9,501,542	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	7,791,265
4,700,000	JP Morgan Chase Commercial Mortgage Securities(c),(d)	US0001M + 4.250%	4.6470	11/15/31	1,950,670
915,797	JP Morgan Chase Commercial Mortgage Securities(b),(c)		6.4470	07/12/35	908,484
3,526,298	JP Morgan Chase Commercial Mortgage Securities 2010-C2 D(b),(c)		5.8920	11/15/43	3,506,185
2,100,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.8920	11/15/43	1,756,520
1,530,202	JP Morgan Chase Commercial Mortgage Securities(b)		5.4890	12/12/43	1,107,147
1,129,794	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.0130	02/15/46	1,103,854
3,750,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.3600	02/15/46	3,593,977
107,000	JP Morgan Chase Commercial Mortgage Securities(b)		4.1650	04/15/46	88,393
124,504	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.3980	07/15/46	126,200
2,058,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.5350	07/15/46	2,037,833
11,273,271	JP Morgan Chase Commercial Mortgage Securities 2006-LDP9 A-MS		5.3370	05/15/47	10,738,549
25,341	JP Morgan Chase Commercial Mortgage Securities(b)		6.2220	02/15/51	22,908
8,227,983	JP Morgan Chase Commercial Mortgage Securities(b)		6.3680	02/15/51	8,202,828
4,355,000	LBSBC NIM Company 2005-2(c)		5.5000	09/27/30	4,572,001
840,847	LBSBC NIM Company 2005-2(c)		7.8600	09/27/30	851,818
100	LBSBN 2005-2A PS (h)		0.0000	09/27/30	1,800,000
6,472,898	LB-UBS Commercial Mortgage Trust 2006-C6(b)		5.4520	09/15/39	2,693,906
19,621	Merrill Lynch Mortgage Investors Trust Series(b),(c)		6.2500	11/15/26	19,757
66,303	Merrill Lynch Mortgage Trust 2005-CKI1(b),(c)		6.8960	11/12/37	35,379
344,945	Merrill Lynch Mortgage Trust 2006-C1(b)		6.3490	05/12/39	325,886

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	NON AGENCY CMBS — 12.8% (Continued)
805,547	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.1930	09/12/49	$ 783,384
365,246	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.2220	09/12/49	353,597
2,726,161	Morgan Stanley Capital I Trust 2006-TOP21(b),(c)		5.5670	10/12/52	2,857,750
24,369	Morgan Stanley Capital I Trust 2007-IQ15(b),(c)		6.2730	06/11/49	24,434
147,345	Morgan Stanley Capital I Trust 2011-C2 Series 2011-C2 D(b),(c)		5.2120	06/15/44	143,257
545,000	Morgan Stanley Capital I Trust 2011-C2(b),(c)		5.2120	06/15/44	436,182
198,000	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.0860	07/15/49	175,318
1,787,950	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.0860	07/15/49	1,254,985
384,000	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.0860	07/15/49	204,345
3,000,000	ReadyCap Commercial Mortgage Trust 2018-4(b),(c)		5.2280	02/27/51	2,874,350
8,000,000	TMSQ 2014-1500 Mortgage Trust(a),(b),(c)		0.1550	10/10/36	32,536
163,000	UBS Commercial Mortgage Trust 2012-C1(b),(c)		5.8400	05/10/45	152,310
265,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 E(b),(c)		6.2650	01/10/45	103,350
1,765,552	Wachovia Bank Commercial Mortgage Trust Series(b),(c)		5.3100	01/15/41	1,753,558
1,250,805	Wachovia Bank Commercial Mortgage Trust Series(b),(c)		4.9800	10/15/44	1,201,923
1,350,000	WFRBS Commercial Mortgage Trust 2011-C4(b),(c)		4.8880	06/15/44	1,284,916
225,000	WFRBS Commercial Mortgage Trust 2013-C11(b),(c)		4.2380	03/15/45	219,959
5,166,432	WFRBS Commercial Mortgage Trust 2014-C19(a),(b)		0.9960	03/15/47	68,936
3,000,000	X-Caliber Funding, LLC(c),(d)	US0001M + 3.000%	4.0000	01/06/26	2,984,454
					109,911,066
	OTHER ABS — 0.6%
108,753	AFC Trust Series 2000-4(c),(d)	US0001M + 0.770%	1.2270	01/25/31	105,391
2,556,093	Legal Fee Funding 2006-1, LLC(c)		8.0000	07/20/36	2,591,429
196,086	Oakwood Mortgage Investors, Inc.(b),(c)		8.4500	10/15/26	194,680
2,676,013	PEAR 2020-1, LLC(c)		3.7500	12/15/32	2,631,675
					5,523,175
	RESIDENTIAL MORTGAGE — 9.6%
992,136	Ameriquest Mortgage Securities Asset-Backed(d)	US0001M + 2.760%	3.2170	05/25/34	942,497
479,725	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 0.900%	1.3570	12/25/33	463,797
1,788,000	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 2.250%	2.7070	04/25/36	1,765,468
61,464	Bear Stearns Asset Backed Securities Trust(b)		2.7080	07/25/36	61,141
97,096	Bear Stearns Asset Backed Securities Trust		5.5000	08/25/36	97,354
332,369	Bear Stearns Asset Backed Securities Trust(d)	12MTA + 0.980%	1.1210	10/25/36	126,059

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	RESIDENTIAL MORTGAGE — 9.6% (Continued)
352,884	Bear Stearns Asset Backed Securities Trust		6.0000	10/25/36	$ 216,590
277,237	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 3.150%	3.6070	11/25/39	276,174
902,000	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 3.150%	3.6070	12/25/42	941,988
550,000	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 3.150%	3.6070	12/25/42	574,845
41,568	Bear Stearns Asset Backed Securities Trust(e)		0.0000	09/25/46	30,313
196,007	Bear Stearns Asset Backed Securities Trust		5.5000	09/25/46	185,416
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2(d)	US0001M + 2.625%	3.0820	07/25/36	3,002,658
214,416	Carrington Mortgage Loan Trust Series 2005-FRE1(d)	US0001M + 0.705%	1.1620	12/25/35	219,602
61,769	Chase Funding Trust Series 2003-6(f)		4.9210	11/25/34	61,910
1,874	Citicorp Residential Mortgage Trust Series 2007-2(f)		4.8900	06/25/37	1,873
146,393	Citigroup Mortgage Loan Trust, Inc.(d)	US0001M + 2.625%	3.0820	11/25/34	892,437
9,109	Citigroup Mortgage Loan Trust, Inc.(f)		5.5300	11/25/34	9,173
452,008	Countrywide Asset-Backed Certificates(d)	US0001M + 2.625%	3.0820	10/25/33	453,580
1,439,295	Countrywide Asset-Backed Certificates(d)	US0001M + 0.660%	1.1170	11/25/33	1,373,248
50,345	Countrywide Asset-Backed Certificates(c),(f)		5.5000	08/25/35	50,512
665,844	Countrywide Asset-Backed Certificates(f)		4.0280	01/25/37	613,933
1,064,198	Countrywide Asset-Backed Certificates(d)	US0001M + 0.500%	0.9570	05/25/37	968,385
571,000	Credit-Based Asset Servicing and(c),(f)		4.6890	12/25/37	613,461
12,426	Credit-Based Asset Servicing and Securitization,(b),(c)		5.7960	02/03/29	9,668
45,360	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 2.850%	3.3070	06/25/32	45,379
310,192	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 2.100%	2.5570	12/25/33	312,060
55,025	Credit-Based Asset Servicing and Securitization,(c),(d)	US0001M + 2.400%	2.8570	09/25/35	57,130
312,055	Credit-Based Asset Servicing and Securitization,(f)		3.0040	12/25/36	303,468
733,588	Credit-Based Asset Servicing and Securitization,(c),(d)	US0001M + 0.460%	0.9170	02/25/37	601,107
2,001,338	Credit-Based Asset Servicing and Securitization,(c),(d)	US0001M + 3.000%	3.4570	05/25/50	2,040,066
553,042	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 4.000%	4.4570	02/25/32	572,276
299,210	CWABS Asset-Backed Certificates Trust 2004-13(b)		4.6790	01/25/35	212,230
12	CWABS Asset-Backed Certificates Trust 2004-15(f)		4.4620	05/25/35	12
17,754	CWABS Asset-Backed Certificates Trust 2005-1 Class AF-5A(f)		5.1590	07/25/35	17,731
70,807	CWABS Asset-Backed Certificates Trust 2005-16(b)		4.4230	05/25/36	70,519
285,162	CWABS Asset-Backed Certificates Trust 2005-17(f)		3.8870	05/25/36	262,562
428,854	Equity One Mortgage Pass-Through Trust 2002-1(b)		6.2820	08/25/32	414,749
1,176,529	Fannie Mae Grantor Trust 2004-T5(b)		0.7270	05/28/35	1,099,955
209,469	Finance America Mortgage Loan Trust 2004-3(d)	US0001M + 0.945%	1.4020	11/25/34	204,783

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	RESIDENTIAL MORTGAGE — 9.6% (Continued)
195,762	Finance America Mortgage Loan Trust 2004-3(d)	US0001M + 1.020%	1.4770	11/25/34	$ 190,096
280,000	First Franklin Mortgage Loan Trust 2003-FFB(b),(h)		0.0000	02/25/33	265,000
199,018	First Franklin Mortgage Loan Trust 2004-FF2(d)	US0001M + 1.500%	1.9570	03/25/34	190,180
876,734	First Franklin Mortgage Loan Trust 2004-FFA(c),(h)		0.0000	03/25/24	876,760
2,278,685	Fremont Home Loan Trust 2002-2(d)	US0001M + 1.725%	2.1820	10/25/33	2,291,320
35,506	Fremont Home Loan Trust 2004-B(d)	US0001M + 3.000%	3.4570	05/25/34	37,696
36,492	Fremont Home Loan Trust 2005-A(d)	US0001M + 0.735%	1.1920	01/25/35	35,977
40,702	GSAMP Trust 2003-SEA2(f)		4.4210	07/25/33	40,055
110,877	GSAMP Trust 2004-HE1(d)	US0001M + 0.825%	1.2820	05/25/34	105,755
1,021,632	GSRPM Mortgage Loan Trust Series 2004-1(c),(d)	US0001M + 3.750%	4.2070	09/25/42	1,027,470
584,692	Lehman XS Trust 2007-3(d)	US0001M + 0.320%	0.7770	03/25/37	524,825
3,487,106	Lehman XS Trust Series 2005-4(d)	US0001M + 0.750%	1.2070	10/25/35	4,672,498
4,624,284	Long Beach Mortgage Loan Trust 2005-WL1(d)	US0001M + 0.975%	1.4320	06/25/45	4,976,455
1,720,152	Merrill Lynch Mortgage Investors Trust Series(d)	US0001M + 4.275%	4.7320	02/25/34	1,581,180
2,608,178	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC2(d)	US0001M + 0.705%	1.1620	02/25/35	2,629,164
2,162,349	Park Place Securities Inc Asset-Backed(d)	US0001M + 1.650%	2.1070	12/25/34	2,190,319
152,465	PFCA Home Equity Investment Trust(b),(c)		4.4450	01/22/35	148,684
279,114	PFCA Home Equity Investment Trust(b),(c)		3.3660	08/25/35	258,346
3,080,000	RAAC Series 2005-RP2 Trust(c),(d)	US0001M + 2.000%	3.4570	06/25/35	3,077,979
8,103,518	RAAC Series 2005-SP3 Trust (h)		0.0000	12/25/35	7,559,998
2,759,324	RAAC Series 2006-RP1 Trust(c),(d)	US0001M + 1.875%	2.3320	10/25/45	2,830,801
4,000,000	RAAC Series 2006-RP4 Trust(d)	US0001M + 1.500%	2.7070	01/25/46	3,946,300
4,638,000	RAAC Series 2006-RP4 Trust(d)	US0001M + 2.000%	3.4570	01/25/46	4,456,450
1,641,258	RAAC Series 2006-SP1 Trust(d)	US0001M + 0.825%	1.2820	09/25/45	1,532,699
418,029	RAMP Series 2003-RS10 Trust(d)	US0001M + 1.700%	3.0070	11/25/33	418,055
689,092	RAMP Series 2004-SL3 Trust		8.5000	12/25/31	406,725
194,922	RAMP Series 2006-RS6 Trust(d)	US0001M + 0.540%	0.9970	11/25/36	179,474
139	RASC Series 2006-KS9 Trust(d)	US0001M + 0.160%	0.6170	11/25/36	220
828,542	RFSC Series 2002-RP2 Trust(c),(d)	US0001M + 1.500%	1.9570	10/25/32	801,636
271,340	RFSC Trust(c),(d)	US0001M + 0.860%	1.3170	03/25/33	262,847
86,216	SACO I Trust 2005-WM2(d)	US0001M + 0.825%	1.2820	07/25/35	86,059
73,003	SACO I Trust 2006-6(d)	US0001M + 0.260%	0.7170	06/25/36	71,707
576,011	Sail Net Interest Margin Notes(c),(h)		7.0000	07/27/33	1,776,994
3,330,000	SASCO ARC NIM 2003-5 20330627(c)		0.000	06/27/33	3,418,178

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 73.3% (Continued)
	RESIDENTIAL MORTGAGE — 9.6% (Continued)
488,189	Soundview Home Loan Trust 2004-1(d)	US0001M + 1.020%	1.4770	07/25/34	$ 489,326
95,493	Soundview Home Loan Trust 2004-1(d)	US0001M + 2.925%	3.3820	07/25/34	95,195
739,165	Soundview Home Loan Trust 2004-1(d)	US0001M + 4.875%	5.3320	07/25/34	744,299
2,379,243	Structured Asset Investment Loan Trust 2004-8(d)	US0001M + 3.750%	4.2070	09/25/34	2,568,891
715,246	Structured Asset Securities Corp Mortgage(f)		6.0500	03/25/34	714,915
55,950	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 1.500%	1.7310	02/25/35	56,288
475,439	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.630%	1.0870	05/25/35	457,986
470,541	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.945%	1.4020	05/25/35	445,290
357,135	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.990%	1.4470	05/25/35	334,873
145,141	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 1.650%	2.1070	05/25/35	140,444
27,286	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.435%	0.8920	06/25/35	27,239
4,047,738	Washington Mutural Asset-Backed Certificates WMABS(d)	US0001M + 0.155%	0.6120	10/25/36	3,385,277
					82,494,034
	WHOLE BUSINESS — 0.2%
2,000,000	LOANME TRUST SBL 2019-1(c),(f)		11.5000	08/15/30	1,916,384

	TOTAL ASSET BACKED SECURITIES (Cost $633,090,913)				628,410,176

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.4%
	INSURANCE — 10.3%
51,087,200	Ambac Assurance Corporation(c)		5.1000	06/07/69	57,728,537
18,759,879	AMBAC Assurance Corporation(c)		8.5000	02/12/55	15,007,903
9,022,067	MBIA Global Funding, LLC(c),(e)		0.0000	12/15/31	4,014,820
32,494,969	MBIA Global Funding, LLC(e)		0.0000	12/15/33	11,616,951
					88,368,211
	SPECIALTY FINANCE — 1.8%
2,000,000	OWS Cre Funding I, LLC(c),(d)	US0001M + 4.900%	5.1310	09/15/23	1,993,197
2,000,000	PDOF MSN Issuer, LLC(c)	SOFRRATE + 4.500%	4.7700	03/01/25	2,000,739
8,659,350	Preferred Term Securities Limited(c)		0.0000	09/15/30	5,390,445
1,000,000	US Capital Funding II Ltd. Capital Funding II(c),(d),(i)	US0003M + 1.650%	1.9670	08/01/34	811,250
4,000,000	X-Caliber Funding, LLC(c)		5.0000	09/24/24	3,807,847
1,275,000	X-Caliber Funding, LLC(c)		11.0000	09/24/24	1,272,595

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.4% (Continued)
	SPECIALTY FINANCE — 1.8% (Continued)
				$ 15,276,073
	SYNDICATED LOANS — 2.9%
8,660,013	DEER FINANCE SYNDICATED LOAN (h)	6.0000	10/07/23	8,660,012
4,185,382	MILBERG COLEMAN BRYSON PHILLIPS GROSSMAN SYNDICATE (h)	17.5000	04/28/25	4,185,382
7,500,000	MSP DEER FINANCE SYNDICATED LOAN (h)	17.0000	04/09/25	7,500,000
4,193,913	WATTS GUERRA 005-A DEER FINANCE SYNDICATE LOAN (h)	15.5000	10/30/25	4,193,913
				24,539,307
	TRANSPORTATION & LOGISTICS — 0.4%
3,032,033	American Airlines 2013-1 Class A Pass Through Series 2013-1 Class A	4.0000	01/15/27	2,815,834
107,396	American Airlines 2013-2 Class A Pass Through Series 2013-2 Class A	4.9500	01/15/23	107,101
716,513	US Airways 2013-1 Class A Pass Through Trust Series 13-1 A	3.9500	11/15/25	684,793
				3,607,728
	TOTAL CORPORATE BONDS (Cost $147,439,949)			131,791,319

Shares
	SHORT-TERM INVESTMENTS — 12.1%
	MONEY MARKET FUNDS - 12.1%
103,812,361	First American Government Obligations Fund, Class U, 0.20% (Cost $103,812,361)(g)			103,812,361

	TOTAL INVESTMENTS - 100.8% (Cost $884,343,223)			$ 864,013,856
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%			(7,124,217)
	NET ASSETS - 100.0%			$ 856,889,639

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
COF 11	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

(a)	Interest only securities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 305,458,471 or 35.6% of net assets.
(D) (e)	Variable rate security; the rate represents the rate as of March 31, 2022. Zero coupon bond.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2022.
(g) (h) (i)	Rate disclosed is the seven day effective yield as of March 31, 2022. Fair valued security. Illiquid security, total illiquid securities equal 0.98%

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 75.3%
	AEROSPACE & DEFENSE - 2.2%
185	Boeing Company (The)(a)	$ 35,428
435	Raytheon Technologies Corp.	43,095
		78,523
	ASSET MANAGEMENT - 1.0%
595	Apollo Global Management Inc.	36,884

	BANKS - 3.8%
885	Bank of America Corporation	36,480
592	Citigroup, Inc.	31,613
249	JPMorgan Chase & Company	33,944
782	Wells Fargo & Co.	37,895
		139,932
	BEVERAGES - 1.0%
590	Coca-Cola Company (The)	36,580

	CHEMICALS - 3.9%
145	Air Products and Chemicals, Inc.	36,237
186	Ecolab, Inc.	32,840
123	Linde PLC	39,290
131	Sherwin-Williams Company (The)	32,700
		141,067
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
132	Berkshire Hathaway, Inc., Class B(a)	46,584

	DIVERSIFIED INDUSTRIALS - 1.0%
183	Honeywell International, Inc.	35,608

	ENTERTAINMENT - 2.0%
1,090	ViacomCBS, Inc., Class B	41,213
242	Walt Disney Co. (The)(a)	33,193
		74,406
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
268	Prologis, Inc.	43,277

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4% (Continued)
114	Public Storage	$ 44,492
		87,769
	INSURANCE - 4.6%
289	Allstate Corporation (The)	40,029
29	Markel Corporation(a)	42,782
385	Progressive Corporation (The)	43,886
217	Travelers Companies, Inc. (The)	39,652
		166,349
	IT SERVICES - 1.9%
97	Mastercard, Inc., Class A	34,666
163	Visa, Inc., Class A	36,148
		70,814
	LEISURE FACILITIES & SERVICES - 2.0%
159	McDonald's Corp.	39,318
365	Starbucks Corporation	33,204
		72,522
	METALS & MINING - 21.2%
700	Agnico Eagle Mines Ltd.	42,868
1,916	Barrick Gold Corporation	46,999
4,413	Cia de Minas Buenaventura S.A.A. - ADR(a)	44,439
1,869	Cleveland-Cliffs, Inc.(a)	60,200
3,140	First Majestic Silver Corporation	41,322
273	Franco-Nevada Corporation	43,549
994	Freeport-McMoRan, Inc.	49,442
6,651	Hecla Mining Company	43,697
633	Newmont Corporation	50,292
364	Nucor Corporation	54,109
1,530	Pan American Silver Corporation	41,769
256	Reliance Steel & Aluminum Company	46,938
2,232	SSR Mining, Inc.	48,546
621	Steel Dynamics, Inc.	51,810
1,703	United States Steel Corporation	64,271
914	Wheaton Precious Metals Corporation	43,488
		773,739

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	OIL & GAS PRODUCERS - 14.4%
3,806	Antero Midstream Corp.	$ 41,371
329	Chevron Corp.	53,571
536	ConocoPhillips	53,600
948	Enbridge, Inc.	43,693
5,452	EnLink Midstream, LLC	52,612
439	EOG Resources, Inc.	52,342
594	Exxon Mobil Corporation	49,058
2,277	Kinder Morgan, Inc.	43,058
644	ONEOK, Inc.	45,486
770	TC Energy Corporation	43,443
1,402	Williams Companies, Inc. (The)	46,841
		525,075
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
1,176	Schlumberger Ltd.	48,581

	REAL ESTATE INVESTMENT TRUSTS - 3.1%
143	American Tower Corp.	35,924
211	Crown Castle International Corp.	38,951
50	Equinix, Inc.	37,081
		111,956
	ROAD & RAIL - 3.1%
477	Canadian Pacific Railway Ltd.	39,371
970	CSX Corporation	36,327
125	Norfolk Southern Corporation	35,653
		111,351
	SOFTWARE - 0.9%
71	MicroStrategy, Inc., Class A(a)	34,529

	SPECIALTY FINANCE - 0.9%
1,145	Marathon Digital Holdings, Inc.(a)	32,003

	TECHNOLOGY SERVICES - 0.9%
167	Coinbase Global, Inc., Class A(a)	31,707

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 75.3% (Continued)
	TRANSPORTATION & LOGISTICS - 2.4%
165	Union Pacific Corporation	$ 45,080
192	United Parcel Service, Inc., Class B	41,176
		86,256

	TOTAL COMMON STOCKS (Cost $2,492,926)	2,742,235

	EXCHANGE-TRADED FUNDS — 23.2%
	COMMODITY - 23.2%
2,869	abrdn Bloomberg All Commodity Strategy K-1 Free	82,398
2,491	Direxion Auspice Broad Commodity Strategy ETF	82,676
2,619	GraniteShares Bloomberg Commodity Broad Strategy	84,044
3,610	Invesco DB Commodity Index Tracking Fund, N(a)	94,077
4,216	Invesco Optimum Yield Diversified Commodity	74,370
2,185	iShares Commodities Select Strategy ETF	87,509
4,304	iShares S&P GSCI Commodity Indexed Trust(a)	97,485
3,487	iShares Silver Trust(a)	79,783
1,744	KraneShares Global Carbon ETF	81,375
448	SPDR® Gold Shares(a)	80,931
	TOTAL EXCHANGE-TRADED FUNDS (Cost $771,508)	844,648

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
37,125	First American Government Obligations Fund, Class U, 0.20% (Cost $37,125)(b)	37,125

	TOTAL INVESTMENTS - 99.5% (Cost $3,301,559)	$ 3,624,008
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	19,925
	NET ASSETS - 100.0%	$ 3,643,933

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
10	CME 3 Month Eurodollar Future	12/18/2023	$ 2,424,250	$ (24,750)
TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
10	CME 3 Month Eurodollar Future	12/16/2024	$ 2,432,375	$ 19,875
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.